THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               MARCH 1, 2005
                               (AS SUPPLEMENTED JUNE 15, 2005)

                              THE HARTFORD ALLOCATION FUNDS

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND              THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                   THE HARTFORD GROWTH ALLOCATION FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE           THE HARTFORD BALANCED ALLOCATION FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION           THE HARTFORD CONSERVATIVE ALLOCATION FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                    THE HARTFORD INCOME ALLOCATION FUND

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                         Introduction                                                           2

A summary of each fund's             The Hartford Aggressive Growth Allocation Fund                         3
goals, principal strategies,         The Hartford Growth Allocation Fund                                    7
main risks, performance and          The Hartford Balanced Allocation Fund                                 12
expenses                             The Hartford Conservative Allocation Fund                             17
                                     The Hartford Income Allocation Fund                                   22

Description of other                 Investment strategies and investment matters                          26
investment strategies and
investment risks

Investment manager and               Management of the funds                                               52
management fee information

Information on your account          About your account                                                    57
                                     Choosing a share class                                                57
                                     How sales charges are calculated                                      59
                                     Sales charge reductions and waivers                                   61
                                     Opening an account                                                    65
                                     Buying shares                                                         67
                                     Selling shares                                                        69
                                     Transaction policies                                                  72
                                     Dividends and account policies                                        76
                                     Additional investor services                                          77

Further information on               Financial highlights                                                  79
the funds                            Privacy policy                                                        94
                                     Fund code, CUSIP number and symbol                                    97
                                     For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds.

Each fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. Each fund is a "fund of funds," and diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described below under "Principal Investment Strategy" for each fund, the "Underlying Funds").

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO administers the asset allocation program and provides the day-to-day portfolio management for each fund.

HIFSCO is also the investment manager to each of the Underlying Funds. The day-to-day portfolio management of each of the Underlying Funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and each Underlying Fund's investment sub-adviser(s) is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Aggressive Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

- Allocating the fund's assets among Class Y shares of Underlying Funds (both domestic and international equity funds) based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

- Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.

- Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

THE HARTFORD MUTUAL FUNDS                                                      3

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Small Company Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk and value investing risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Because the fund, through an Underlying Fund, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.41%      0.49%      0.39%
   Underlying Fund fees and expenses(3)         0.96%      0.96%      0.96%
   Total annual operating expenses(4)           1.82%(2)   2.65%      2.55%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.30% and 2.30%, respectively. This policy may be discontinued at any time.

THE HARTFORD MUTUAL FUNDS                                                      5

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  725     $  768      $358
   Year 3                                      $1,091     $1,123      $794

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  725      $268       $258
   Year 3                                      $1,091      $823       $794

 6                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will comprise domestic and international equity funds, while the fixed income component will comprise fixed income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Small Company Fund

FIXED INCOME FUNDS
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a

 8                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                      9

THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.27%      0.32%      0.24%
   Underlying Fund fees and expenses(3)         0.90%      0.90%      0.90%
   Total annual operating expenses(4)           1.62%(2)   2.42%      2.34%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.55%, 2.20% and 2.20%, respectively. This policy may be discontinued at any time.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  745      $337
   Year 3                                      $1,033     $1,055      $730

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  706      $245       $237
   Year 3                                      $1,033      $755       $730

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Balanced Allocation Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 60% of assets in equity funds and approximately 40% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will comprise domestic and international equity funds, while the fixed income component will comprise fixed income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

 12                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

THE HARTFORD MUTUAL FUNDS                                                     13

THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.17%      0.25%      0.18%
   Underlying Fund fees and expenses(3)         0.84%      0.84%      0.84%
   Total annual operating expenses(4)           1.46%(2)   2.29%      2.22%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

THE HARTFORD MUTUAL FUNDS                                                     15

THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $690      $  732      $325
   Year 3                                       $986      $1,015      $694

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $690       $232       $225
   Year 3                                       $986       $715       $694

 16                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Conservative Allocation Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and enhance returns. It does this by investing in a combination of other Hartford mutual funds -- the Underlying
Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 60% of assets in fixed income funds and approximately 40% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will comprise fixed income funds investing in several asset classes of varying credit quality, while the equity component will comprise domestic and international equity funds.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford MidCap Value Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation
Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, stock fund risk and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                     19

THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.18%      0.24%      0.18%
   Underlying Fund fees and expenses(3)         0.78%      0.78%      0.78%
   Total annual operating expenses(4)           1.41%(2)   2.22%      2.16%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $686       $725       $319
   Year 3                                       $972       $994       $676

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $686       $225       $219
   Year 3                                       $972       $694       $676

THE HARTFORD MUTUAL FUNDS                                                     21

THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Allocation Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goals through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will comprise fixed income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

The Underlying Funds in which the fund may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                     23

THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.28%      0.43%      0.28%
   Underlying Fund fees and expenses(3)         0.67%      0.67%      0.67%
   Total annual operating expenses(4)           1.40%(2)   2.30%      2.15%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $586      $  733      $318
   Year 3                                       $873      $1,018      $673

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $586       $233       $218
   Year 3                                       $873       $718       $673

THE HARTFORD MUTUAL FUNDS                                                     25

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

SUMMARY COMPARISON OF THE FUNDS


HIFSCO invests each fund's assets in a combination of other Hartford Mutual
Funds: domestic and international equity funds and fixed income funds (Underlying Funds). The funds differ primarily due to their asset allocations among these fund types. HIFSCO intends to manage each fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or intend to attempt to capture short-term market opportunities. However, HIFSCO may modify the asset allocation strategy for any fund and modify the selection of Underlying Funds for any fund from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

INVESTMENT GOAL AND PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS


The investment goal (or objective) and principal investment strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each fund invests in the Underlying Funds, investors in each fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact The Hartford Mutual Funds at 1-888-843-7824.

Each of the following Underlying Funds has an investment goal (or objective) that may be changed without approval of the shareholders of the Underlying Fund. An Underlying Fund may not be able to achieve its goal.

THE HARTFORD ADVISERS FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

  -  stocks,

  -  debt securities, and

  -  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% in equities, between 30% and 50% in debt securities, and between 1% and 10% in money market instruments. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management") and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in

 26                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

THE HARTFORD CAPITAL APPRECIATION FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

THE HARTFORD CAPITAL APPRECIATION II FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

The fund employs a multiple portfolio manager structure and is organized into several "sleeves", each of which is managed according to a specific approach. The Fund is organized as follows:

Growth Opportunities  25% - 35% of the total portfolio

The Growth Opportunities strategy seeks short-and long-term capital appreciation by investing primarily in a diversified portfolio of common

THE HARTFORD MUTUAL FUNDS                                                     27

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

stocks covering a broad range of industries, companies and market capitalizations.

Value Opportunities  25% - 35% of the total portfolio

The Value Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in common stocks covering a broad range of industries and market capitalizations. The strategy emphasizes securities that Wellington Management, the investment sub-adviser to the Capital Appreciation II Fund, believes are undervalued and have the potential for appreciation.

Global Equities  15% - 25% of the total portfolio

The Global Equities strategy invests in companies around the globe that have been identified as possessing sustainable franchises that allow them to earn excess returns through various economic cycles. The strategy emphasizes in-depth company research and valuation disciplines while utilizing analysis of long-term trends to identify favorable sectors.

Capital Appreciation  5% - 15% of the total portfolio

The Capital Appreciation strategy seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.

Special Situations  5% - 15% of the total portfolio

The Special Situations approach combines bottom-up fundamental research and security selection with top-down sector weightings and industry analysis. Assets may be concentrated in specific industries, sectors, regions, and countries.

The fund may change the percentage of the fund invested in each of these sleeves without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

THE HARTFORD DISCIPLINED EQUITY FUND
---------------------------------------------------------


INVESTMENT GOAL.  The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD EQUITY INCOME FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

THE HARTFORD FLOATING RATE FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's

THE HARTFORD MUTUAL FUNDS                                                     29

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), relies on a bottom-up, fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

THE HARTFORD FOCUS FUND
---------------------------------------------------------


INVESTMENT GOAL.  The Hartford Focus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's focused portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities

 30                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

THE HARTFORD GLOBAL COMMUNICATIONS FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

  - The current market price of its stock is at the low end of its historical relative valuation range

  - A positive change in operating results is anticipated but not yet reflected in the price of its stock

  -  Unrecognized or undervalued assets

  - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

  -  Its target price is achieved

  - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

  - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization.

THE HARTFORD MUTUAL FUNDS                                                     31

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

  -  Management focuses on rewarding shareholders

  -  Market expectations of future earnings are too low

  - Market value does not reflect the fact that earnings are understated due to conservative accounting

  - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

  - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

  - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

  -  Its issuer's management no longer appears to promote shareholder value

  -  Market expectations of future earnings are too high

  - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

  -  Market value exceeds the true value of the issuer's component businesses

  - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

  - Market value does not reflect the risk of potential problems in an important business component

  - Equity securities of other comparable issuers in an industry are available at more attractive prices

 32                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL HEALTH FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share the following attributes:

  -  The company's business franchise is temporarily mispriced

  -  The company has under-appreciated new product pipelines

  - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

  -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

  -  Target prices are achieved

  -  Fundamental expectations are not met

  -  A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization.

THE HARTFORD MUTUAL FUNDS                                                     33

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL LEADERS FUND
---------------------------------------------------------


INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 270%.

THE HARTFORD GLOBAL TECHNOLOGY FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet,

 34                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

  -  A positive change in operating results is anticipated

  -  Unrecognized or undervalued capabilities are present

  - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

  -  Target prices are achieved

  - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

  -  More attractive value in a comparable company is available

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GROWTH FUND
---------------------------------------------------------


INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD GROWTH OPPORTUNITIES FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth

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potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD HIGH YIELD FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

THE HARTFORD INCOME FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

"Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "A3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations;
(4) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

THE HARTFORD INFLATION PLUS FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and

THE HARTFORD MUTUAL FUNDS                                                     37
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--------------------------------------------------------------------------------

consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 199%.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford International Opportunities Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

  - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

  - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

  - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2004, the range of

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

market capitalizations of companies in the MSCI AC World ex US Index was between approximately $40 million and $212 billion.

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $5 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

  -  a well-articulated business plan

  -  experienced management

  -  a sustainable competitive advantage

  -  strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

THE HARTFORD MIDCAP FUND
---------------------------------------------------------


INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale.

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

THE HARTFORD MIDCAP VALUE FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value

  -  strong management team

  -  strong industry position

THE HARTFORD MONEY MARKET FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

THE HARTFORD SELECT MIDCAP GROWTH FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Select MidCap Growth Fund seeks long-term capital appreciation.

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PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $600 million to $33.8 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.

Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.

Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.

THE HARTFORD SELECT MIDCAP VALUE FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap Value Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $63 million to $34 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Artisan Partners Limited Partnership's ("Artisan") mid-cap value strategy invests in a diversified portfolio of mid-cap value companies that Artisan believes are undervalued, in solid financial condition and provide a controlled level of risk. Artisan uses its own research process to analyze potential investments for the portfolio. The focus is on individual companies, rather than on trends in the economy or securities markets. The strategy often finds investment opportunities in companies that have one or more of the following characteristics: turnarounds, companies in transition, companies with hidden assets and companies whose earnings have fallen short of expectations.

Cramer Rosenthal McGlynn, LLC ("CRM") views investment prospects on a long-term basis, believing that successful investing is a result of recognizing change that is material to the operations of a company, often coinciding with misunderstanding and confusion that can result in the securities of a business becoming undervalued relative to its future prospects and peers. CRM's objective is to identify this dynamic change at an early stage, conduct an appraisal of the business, and assess the market's perceptions. CRM uses a bottom-up strategy, conducting comprehensive due diligence that looks for companies that are analyzable and corporate management that is accessible.

Sterling Capital Management LLC's ("Sterling") approach to mid-cap equity management is fundamental, bottom-up and value oriented. Its strategy is to identify stocks of quality companies selling at large discounts to the underlying value of the business. Sterling refers to its philosophy as an "owner's approach" to investing, asking the same questions that a potential owner would ask if they were to enter into a private purchase transaction, examining all factors relevant to the worth of the ongoing business using traditional fundamental security analysis. Like the owner, Sterling focuses on balance sheet quality, normalized earnings power, industry stability and management talent, among other factors.

THE HARTFORD SHORT DURATION FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities,

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mortgage-related securities and securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

THE HARTFORD SMALL COMPANY FUND
---------------------------------------------------------


INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

  -  have potential for above-average earnings growth,

  -  are undervalued in relation to their investment potential,

  - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

  - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

THE HARTFORD SMALLCAP GROWTH FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund's portfolio is diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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Global Industry Analysts and proprietary quantitative stock selection models.
Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

THE HARTFORD STOCK FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, quality companies in which the fund invests demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. Quality companies in which the fund invests also include companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

THE HARTFORD TOTAL RETURN BOND FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;

THE HARTFORD MUTUAL FUNDS                                                     45
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(2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "junk bonds". The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with an average life of between five and fifteen years.

THE HARTFORD VALUE FUND
---------------------------------------------------------


INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.

THE HARTFORD VALUE OPPORTUNITIES FUND
---------------------------------------------------------


INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value

  -  strong management team

  -  strong industry position

INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. Each fund's share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of each fund to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

In pursuing the investment goals (or objectives), each of the Underlying Funds is permitted a wide range of investment techniques. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Further information about the Underlying Funds is contained in the prospectus of such funds. Because each fund invests in the Underlying Funds, the Underlying Funds' portfolio management strategies and the attendant risks will

THE HARTFORD MUTUAL FUNDS                                                     47
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

affect shareholders of each fund in direct proportion to the amount of assets the fund allocates to each Underlying Fund.

The different types of securities, investments, and investment techniques used by each Underlying Fund in which a fund may invest all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Income Allocation Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which all of the funds, except the Aggressive Growth Allocation Fund, may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds (through certain of the Underlying Funds) entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND
OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund (through certain Underlying Funds) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund (through certain Underlying Funds) to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging an Underlying Fund's portfolio investments. Hedging techniques may not always be available to an Underlying Fund, and it may not always be feasible for an Underlying Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund (through an Underlying Fund) could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way an Underlying Fund's manager expected. As a result, the use of these techniques may result in losses to an Underlying Fund or increase volatility in an Underlying Fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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FOREIGN INVESTMENTS


The funds (through certain Underlying Funds) may invest in securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans as part of their principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of an Underlying Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund (through an Underlying Fund) due to subsequent declines in value of the portfolio investment or, if the Underlying Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund (through an Underlying Fund), or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


The funds (through certain Underlying Funds) may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds (through certain Underlying Funds) may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks

THE HARTFORD MUTUAL FUNDS                                                     49
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


The funds (through certain Underlying Funds), except Income Allocation Fund, may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES


The funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities and Loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund (through certain Underlying Funds) may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
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DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

THE HARTFORD MUTUAL FUNDS                                                     51
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MANAGEMENT OF THE FUNDS
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THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund and to each Underlying Fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for each fund and supervises the activities of the Underlying Fund's investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. Ibbotson serves as a consultant to HIFSCO in the selection of the Underlying Funds and the determination of each fund's asset allocations among the Underlying Funds. Ibbotson, one of the premier firms in designing asset allocation-based investment strategies, is principally located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

The Select MidCap Growth Fund and the Select MidCap Value Fund rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the Select MidCap Growth Fund or the Select MidCap Value Fund, as applicable. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or

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annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS


The funds do not have an investment sub-adviser.

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the following Underlying Funds: Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Value Fund and Value Opportunities Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the following Underlying Funds: Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned

THE HARTFORD MUTUAL FUNDS                                                     53
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subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55
Farmington Avenue, Hartford, Connecticut 06105.

Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2004, Chartwell managed over $6.4 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.

Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $463.2 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.

Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2004, Northern Capital had investment management authority over $2.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

Artisan Partners Limited Partnership ("Artisan") is an investment sub-adviser to the Select MidCap Value Fund. Artisan, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2004, Artisan had investment management authority over approximately $40.4 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Cramer Rosenthal McGlynn, LLC ("CRM") is an investment sub-adviser to the Select MidCap Value Fund. CRM is an investment management company providing services to the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well as investment companies and individuals. As of December 31, 2004, Cramer Rosenthal McGlynn had approximately $7.0 billion in assets under management. CRM is principally located at 520 Madison Avenue, New York, NY, 10022.

Sterling Capital Management LLC ("Sterling") is an investment sub-adviser to the Select MidCap Value Fund. Sterling, a North Carolina limited liability company, is an independent investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2004, Sterling had investment authority over approximately $7.7 billion in assets. Sterling is principally located at 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value. Each fund's annual management fee rate is 0.20% of its average daily net assets.

For each fund's fiscal year ended October 31, 2004, the investment management fee paid to

 54                                                    THE HARTFORD MUTUAL FUNDS
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                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

HIFSCO, expressed as a percentage of average net assets, was 0.20%.

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' annual report to shareholders covering the period ending October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

AGGRESSIVE GROWTH ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

GROWTH ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

BALANCED ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

CONSERVATIVE ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its

THE HARTFORD MUTUAL FUNDS                                                     55
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

INCOME ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

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                                                              ABOUT YOUR ACCOUNT
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CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a fund. HIFSCO is not obligated to sell any specific amount of shares of any fund.

THE HARTFORD MUTUAL FUNDS                                                     57

ABOUT YOUR ACCOUNT
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DISTRIBUTION PLANS

The Company, on behalf of its funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation

 58                                                    THE HARTFORD MUTUAL FUNDS
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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to each fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit each fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board who are not interested persons of the funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

THE HARTFORD MUTUAL FUNDS                                                     59

ABOUT YOUR ACCOUNT
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ALL FUNDS, EXCEPT FOR INCOME ALLOCATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

INCOME ALLOCATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999     4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of

 60                                                    THE HARTFORD MUTUAL FUNDS
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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

that month. To determine whether a CDSC applies the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in

THE HARTFORD MUTUAL FUNDS                                                     61
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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

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                                                              ABOUT YOUR ACCOUNT
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     (4) to meet minimum distribution requirements under the Internal Revenue
         Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of Artisan, Chartwell, GSAM, CRM, Northern Capital and Sterling,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not

THE HARTFORD MUTUAL FUNDS                                                     63

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.

As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Partners, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $19.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $35.4 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition,

THE HARTFORD MUTUAL FUNDS                                                     65

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     -  non-retirement accounts: $1,000 per fund
     -  retirement accounts: $1,000 per fund
     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund
     -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                  P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 66                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB

              TO ACCESS YOUR ACCOUNTS
  [INTERNET   - Go to www.hartfordinvestor.com
  GRAPHIC]    - Under Client Account Access, click on Hartford Mutual
                Funds, and enter your User ID (SSN) and PIN. First time
                users will need to create a PIN, by clicking on the
                Create/Reset PIN link.

              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
              ACCOUNT
              - Select "Work with Fund" on the fund you want to purchase shares in.
              - First time users will need to select the Add Bank
                Instructions function to setup their bank information online.
              - Once bank instructions have been established, select the purchase shares function and enter the purchase information.
              - After you submit your successful purchase request a
                purchase acknowledgement will be displayed.

              TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
              MUTUAL FUND
              - After logging into your accounts at
                www.hartfordinvestor.com, select "Work with Fund" on one
                of the funds you will be exchanging between.
              - Select the Exchange Shares function and follow the
                instructions on the Exchange Request screen.
              - On the verification page, check the box explaining that
                you have read, understand and accept the terms and
                conditions of the prospectus, and click submit.
              - After you submit your successful exchange request an
                exchange acknowledgement will be displayed.
                Note: The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation Fund.
                      The minimum amount when exchanging into a new account
                      in the Capital Appreciation Fund is $10,000.
 ON THE PHONE
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  [PHONE      ACCOUNT
  GRAPHIC]    - Verify that your bank/credit union is a member of the
                Automated Clearing House (ACH) system.
              - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not
                currently set up, you will be asked to provide bank
                instructions in writing or by fax.
              - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

              TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
              EXISTING HARTFORD MUTUAL FUND
              - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
                Note: The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation Fund.
                      The minimum amount when exchanging into a new account in the Capital Appreciation Fund is $10,000.

                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                  P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     67

BUYING SHARES


 IN WRITING:
   WITH CHECK
                - Make out a check for the investment amount, payable to
  [CHECK          "The Hartford Mutual Funds."
  GRAPHIC]      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  [ARROW          share class, account number, the name(s) in which the
  GRAPHIC]        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                  Note: The minimum amount when exchanging into a new fund is
                        $1,000 per fund, except for the Capital Appreciation Fund.
                        The minimum amount when exchanging into a new account
                        in the Capital Appreciation Fund is $10,000.

 BY WIRE
                - Instruct your bank to wire the amount of your investment
  [BANK           to:
  GRAPHIC]          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)

Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                  P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 68                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Requirements for written requests by
                  Seller").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Orders received after 4 P.M. Eastern Time (3
                  P.M. Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BANK           Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
             ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     69

SELLING SHARES


 ON THE WEB
                - Log into your account(s) by using Client Account
  [CHECK        - Access at www.HartfordInvestor.com
  GRAPHIC]      - On the Portfolio Summary page, find the fund you want to redeem from and select "Work with Fund"
                - On the Fund Detail page, select either the "Redeem Shares"
                  or "Exchange Shares" function, and click "Go"
                - Complete the Redemption or Exchange Request, and click on
                  "Continue"
                - Verify the transaction information and click on "Submit"
                * Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e. SEP, SIMPLE and
                403B plans), you will not be allowed to enter a redemption request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".

                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
             ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 70                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
             ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     71

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds (through certain Underlying Funds) generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund (through certain Underlying Funds) will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Underlying Fund's Board of Directors). Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund (through certain Underlying Funds) may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each Underlying Fund, and in particular, Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund, uses a fair value pricing service approved by that Underlying Fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds (through certain Underlying Funds) may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund (through certain Underlying Funds) could obtain the fair value assigned to a security if it (through certain Underlying Funds) were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and Floating Rate Loans) held by a fund (through certain Underlying Funds) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that Underlying Fund's Board of Directors. Generally, each Underlying Fund, and in particular, High Yield Fund and Income Fund may use fair valuation in regards to debt securities when an Underlying Fund holds defaulted or distressed securities or securities in a

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The assets of the Underlying Fund which is a money market fund, and investments of the other Underlying Funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by

THE HARTFORD MUTUAL FUNDS                                                     73

TRANSACTION POLICIES
--------------------------------------------------------------------------------

a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, Underlying Funds that invest in securities that are thinly traded may include Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund. Underlying Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio

THE HARTFORD MUTUAL FUNDS                                                     75

TRANSACTION POLICIES
--------------------------------------------------------------------------------

securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually. Dividends from the net investment income and capital gains of the Balanced Allocation Fund and Conservative Allocation Fund are declared and paid quarterly. Dividends from the net investment income and capital gains of the Income Allocation Fund are declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund from an Underlying Fund generally will be treated as ordinary income of the fund if paid from the Underlying Fund's ordinary income or short-term capital gains. Distributions paid from an Underlying Fund's long-term capital gains, however, generally will be treated by a fund as long-term capital gains. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund (through an Underlying Fund) to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

THE HARTFORD MUTUAL FUNDS                                                     77

TRANSACTION POLICIES
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS A


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                     (0.01)
  Net realized and unrealized gain (loss) on investments            0.39
                                                                 -------
Total from investment operations                                    0.38
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.38
                                                                 =======
TOTAL RETURN(3)                                                    3.80% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $12,415
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.86% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.67% (2)
Ratio of net investment income (loss) to average net assets       (0.58%)(2)
Portfolio turnover rate(4)                                            3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS B


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                    (0.02)
  Net realized and unrealized gain (loss) on investments           0.37
                                                                 ------
Total from investment operations                                   0.35
Less distributions:
  Dividends from net investment income                             0.00
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                                0.00
                                                                 ------
Net asset value, end of period                                   $10.35
                                                                 ======
TOTAL RETURN(3)                                                   3.50% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $4,532
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.69% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.32% (2)
Ratio of net investment income (loss) to average net assets      (1.23%)(2)
Portfolio turnover rate(4)                                           3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS C


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                     (0.02)
  Net realized and unrealized gain (loss) on investments            0.37
                                                                 -------
Total from investment operations                                    0.35
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.35
                                                                 =======
TOTAL RETURN(3)                                                    3.50% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $5,424
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.59% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.32% (2)
Ratio of net investment income (loss) to average net assets       (1.23%)(2)
Portfolio turnover rate(4)                                            3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH ALLOCATION FUND -- CLASS A


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.00
  Net realized and unrealized gain (loss) on investments            0.36
                                                                 -------
Total from investment operations                                    0.36
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.36
                                                                 =======
TOTAL RETURN(3)                                                    3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $43,279
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.72%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.63%(2)
Ratio of net investment income (loss) to average net assets        0.13%(2)
Portfolio turnover rate(4)                                            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH ALLOCATION FUND -- CLASS B


                                                               PERIOD ENDED:
                                                                5/28/2004-
                                                               10/31/2004(5)
CLASS B -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
  Net investment income (loss)                                      (0.01)
  Net realized and unrealized gain (loss) on investments             0.35
                                                                  -------
Total from investment operations                                     0.34
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Return of capital                                                  0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                     $10.34
                                                                  =======
TOTAL RETURN(3)                                                     3.40% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $14,177
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                 1.52% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                 1.28% (2)
Ratio of net investment income (loss) to average net assets        (0.53%)(2)
Portfolio turnover rate(4)                                             0% (7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH ALLOCATION FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                5/28/2004-
                                                               10/31/2004(5)
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
  Net investment income (loss)                                      (0.01)
  Net realized and unrealized gain (loss) on investments             0.34
                                                                  -------
Total from investment operations                                     0.33
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Return of capital                                                  0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                     $10.33
                                                                  =======
TOTAL RETURN(3)                                                     3.30% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $21,221
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                 1.44% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                 1.28% (2)
Ratio of net investment income (loss) to average net assets        (0.52%)(2)
Portfolio turnover rate(4)                                             0% (7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS A


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.02
  Net realized and unrealized gain (loss) on investments            0.30
                                                                 -------
Total from investment operations                                    0.32
Less distributions:
  Dividends from net investment income                             (0.02)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.02)
                                                                 -------
Net asset value, end of period                                    $10.30
                                                                 =======
TOTAL RETURN(3)                                                    3.15%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $67,293
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.62%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.59%(2)
Ratio of net investment income (loss) to average net assets        0.99%(2)
Portfolio turnover rate(4)                                            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS B


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.01
  Net realized and unrealized gain (loss) on investments            0.27
                                                                 -------
Total from investment operations                                    0.28
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.00)
                                                                 -------
Net asset value, end of period                                    $10.28
                                                                 =======
TOTAL RETURN(3)                                                    2.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $18,841
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.45%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.29%(2)
Ratio of net investment income (loss) to average net assets        0.33%(2)
Portfolio turnover rate(4)                                            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS C


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.00
  Net realized and unrealized gain (loss) on investments            0.28
                                                                 -------
Total from investment operations                                    0.28
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.28
                                                                 =======
TOTAL RETURN(3)                                                    2.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $30,414
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.38%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.29%(2)
Ratio of net investment income (loss) to average net assets        0.30%(2)
Portfolio turnover rate(4)                                            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS A


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
                                                              -------------
CLASS A -- PERIOD ENDED:
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.03
  Net realized and unrealized gain (loss) on investments            0.27
                                                                 -------
Total from investment operations                                    0.30
Less distributions:
  Dividends from net investment income                             (0.03)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.03)
                                                                 -------
Net asset value, end of period                                    $10.27
                                                                 =======
TOTAL RETURN(3)                                                    2.96%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $33,921
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.60%(2)
Ratio of net investment income (loss) to average net assets        1.70%(2)
Portfolio turnover rate(4)                                            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS B


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.02
  Net realized and unrealized gain (loss) on investments           0.25
                                                                 ------
Total from investment operations                                   0.27
Less distributions:
  Dividends from net investment income                            (0.01)
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                               (0.01)
                                                                 ------
Net asset value, end of period                                   $10.26
                                                                 ======
TOTAL RETURN(3)                                                   2.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $4,993
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.44%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.25%(2)
Ratio of net investment income (loss) to average net assets       1.05%(2)
Portfolio turnover rate(4)                                           0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

THE HARTFORD MUTUAL FUNDS                                                     89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS C


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.02
  Net realized and unrealized gain (loss) on investments            0.25
                                                                 -------
Total from investment operations                                    0.27
Less distributions:
  Dividends from net investment income                             (0.01)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.01)
                                                                 -------
Net asset value, end of period                                    $10.26
                                                                 =======
TOTAL RETURN(3)                                                    2.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $10,807
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.38%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.25%(2)
Ratio of net investment income (loss) to average net assets        1.17%(2)
Portfolio turnover rate(4)                                            0%(7)

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.
(7) The amount per share rounds to zero.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS A


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.09
  Net realized and unrealized gain (loss) on investments            0.15
                                                                 -------
Total from investment operations                                    0.24
Less distributions:
  Dividends from net investment income                             (0.09)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.09)
                                                                 -------
Net asset value, end of period                                    $10.15
                                                                 =======
TOTAL RETURN(3)                                                    2.42%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $10,539
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.73%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.56%(2)
Ratio of net investment income (loss) to average net assets        3.21%(2)
Portfolio turnover rate(4)                                            3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS B


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.07
  Net realized and unrealized gain (loss) on investments           0.14
                                                                 ------
Total from investment operations                                   0.21
Less distributions:
  Dividends from net investment income                            (0.07)
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                               (0.07)
                                                                 ------
Net asset value, end of period                                   $10.14
                                                                 ======
TOTAL RETURN(3)                                                   2.08%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $1,690
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.26%(2)
Ratio of net investment income (loss) to average net assets       2.56%(2)
Portfolio turnover rate(4)                                           3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS C


                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.07
  Net realized and unrealized gain (loss) on investments           0.14
                                                                 ------
Total from investment operations                                   0.21
Less distributions:
  Dividends from net investment income                            (0.07)
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                               (0.07)
                                                                 ------
Net asset value, end of period                                   $10.14
                                                                 ======
TOTAL RETURN(3)                                                   2.08%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $4,880
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.48%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.26%(2)
Ratio of net investment income (loss) to average net assets       2.59%(2)
Portfolio turnover rate(4)                                           3%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.
(6) Expense ratios do not include expenses of the underlying funds.

THE HARTFORD MUTUAL FUNDS                                                     93

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

 94                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     95

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 96                                                    THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                CLASS   FUND    CUSIP
NAME                                            SHARES  CODE   NUMBER    SYMBOL
----                                            ------  ----  ---------  ------
The Hartford Aggressive Growth Allocation Fund  A       1662  416648814  HAAAX
The Hartford Aggressive Growth Allocation Fund  B       1663  416648798  HAABX
The Hartford Aggressive Growth Allocation Fund  C       1664  416648780  HAACX
The Hartford Growth Allocation Fund             A       1666  416648772  HRAAX
The Hartford Growth Allocation Fund             B       1667  416648764  HRABX
The Hartford Growth Allocation Fund             C       1668  416648756  HRACX
The Hartford Balanced Allocation Fund           A       1670  416648749  HBAAX
The Hartford Balanced Allocation Fund           B       1671  416648731  HBABX
The Hartford Balanced Allocation Fund           C       1672  416648723  HBACX
The Hartford Conservative Allocation Fund       A       1674  416648715  HCVAX
The Hartford Conservative Allocation Fund       B       1675  416648699  HCVBX
The Hartford Conservative Allocation Fund       C       1676  416648681  HCVCX
The Hartford Income Allocation Fund             A       1678  416648673  HINAX
The Hartford Income Allocation Fund             B       1679  416648665  HINBX
The Hartford Income Allocation Fund             C       1680  416648657  HINCX

THE HARTFORD MUTUAL FUNDS                                                     97

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/ semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               MARCH 1, 2005
                               (AS SUPPLEMENTED JUNE 15, 2005)

                              THE HARTFORD SMALL CAP, MID CAP AND MULTI CAP
                              FUNDS

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND              THE HARTFORD CAPITAL APPRECIATION FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                   THE HARTFORD CAPITAL APPRECIATION II FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE           THE HARTFORD GROWTH OPPORTUNITIES FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION           THE HARTFORD MIDCAP FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                    THE HARTFORD MIDCAP VALUE FUND
                                                          THE HARTFORD SMALL COMPANY FUND
                                                          THE HARTFORD SMALLCAP GROWTH FUND
                                                          THE HARTFORD VALUE OPPORTUNITIES FUND

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                         Introduction                                                           2

A summary of each fund's             The Hartford Capital Appreciation Fund                                 3
goals, principal strategies,         The Hartford Capital Appreciation II Fund                              7
main risks, performance              The Hartford Growth Opportunities Fund                                 9
and expenses                         The Hartford MidCap Fund                                              13
                                     The Hartford MidCap Value Fund                                        17
                                     The Hartford Small Company Fund                                       21
                                     The Hartford SmallCap Growth Fund                                     25
                                     The Hartford Value Opportunities Fund                                 29

Description of other                 Investment strategies and investment matters                          33
investment strategies and
investment risks

Investment manager and               Management of the funds                                               38
management fee information

Information on your account          About your account                                                    42
                                     Choosing a share class                                                42
                                     How sales charges are calculated                                      44
                                     Sales charge reductions and waivers                                   46
                                     Opening an account                                                    51
                                     Buying shares                                                         52
                                     Selling shares                                                        54
                                     Transaction policies                                                  57
                                     Dividends and account policies                                        61
                                     Additional investor services                                          62

Further information on               Financial highlights                                                  64
the funds                            Privacy policy                                                        85
                                     Fund code, CUSIP number and symbol                                    88
                                     For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to accredited investors pursuant to a separate prospectus describing that class. In addition, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund offer Class L, Class M, Class N, Class H, Class Z and Class E shares, as applicable, pursuant to another prospectus describing those classes.

Each fund is a diversified fund.

Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      3

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 75%
  50
  25
               55.11%   3.26%    66.76%   8.35%                      40.40%   17.93%
   0
 -25
                                                   -6.74%  -22.86%

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 36.81% (4th quarter, 1999) and the lowest quarterly return was -21.94% (3rd quarter, 1998).
--------------------------------------------------------------------------------

 4                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      11.46%    4.05%         19.44%
   Class A Return After Taxes on Distributions      11.44%    2.75%         17.77%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               7.44%    2.66%         16.45%
   Class B Return Before Taxes                      12.11%    4.14%         19.40%
   Class C Return Before Taxes(1)                   16.23%    4.56%         19.45%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%          9.70%(2)

INDEX: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                      5

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%        1.00%
   Exchange fees                                 None         None         None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.67%        0.67%        0.67%
   Distribution and service (12b-1) fees       0.25%(2)      1.00%        1.00%
   Other expenses                               0.38%        0.39%        0.30%
   Total annual operating expenses              1.30%(2)(3)  2.06%        1.97%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.29%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  675     $  709     $  300
   Year 3                                      $  939     $  946     $  618
   Year 5                                      $1,224     $1,308     $1,062
   Year 10                                     $2,032     $2,390     $2,296

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  675     $  209     $  200
   Year 3                                      $  939     $  646     $  618
   Year 5                                      $1,224     $1,108     $1,062
   Year 10                                     $2,032     $2,390     $2,296

 6                                                     THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CAPITAL APPRECIATION II FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

The fund employs a multiple portfolio manager structure and is organized into several "sleeves", each of which is managed according to a specific approach. The Fund is organized as follows:

Growth Opportunities  25% - 35% of the total portfolio

The Growth Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations.

Value Opportunities  25% - 35% of the total portfolio

The Value Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in common stocks covering a broad range of industries and market capitalizations. The strategy emphasizes securities that Wellington Management, the investment sub-adviser to the Capital Appreciation II Fund, believes are undervalued and have the potential for appreciation.

Global Equities  15% - 25% of the total portfolio

The Global Equities strategy invests in companies around the globe that have been identified as possessing sustainable franchises that allow them to earn excess returns through various economic cycles. The strategy emphasizes in-depth company research and valuation disciplines while utilizing analysis of long-term trends to identify favorable sectors.

Capital Appreciation  5% - 15% of the total portfolio

The Capital Appreciation strategy seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.

Special Situations  5% - 15% of the total portfolio

The Special Situations approach combines bottom-up fundamental research and security selection with top-down sector weightings and industry analysis. Assets may be concentrated in specific industries, sectors, regions, and countries.

The fund may change the percentage of the fund invested in each of these sleeves without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD CAPITAL APPRECIATION II FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.35%      0.35%      0.35%
   Total annual operating expenses(4)           1.60%(2)   2.35%      2.35%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated for the current fiscal year.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35%, and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  704     $  738      $338
   Year 3                                      $1,027     $1,033      $733

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  704      $238       $238
   Year 3                                      $1,027      $733       $733

 8                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      9

THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 60%
  45
  30
  15
               25.49%   17.18%   13.74%   18.97%   53.67%   3.47%                      43.61%   16.13%
   0
 -15
                                                                    -24.11%  -28.44%
 -30

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was -23.93% (1st quarter, 2001).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                    9.72%   -2.40%     10.47%
   Class A Return After Taxes on Distributions(1)    9.72%   -3.84%      7.97%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            6.33%   -2.31%      8.15%
   Class B Return Before Taxes(1)                   10.37%   -2.26%     10.32%
   Class C Return Before Taxes(1)                   14.42%   -1.96%     10.34%
   Russell 3000 Growth Index (reflects no
   deduction for fees, expenses or taxes)            6.93%   -8.87%      9.30%

INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.77%      0.77%      0.77%
   Distribution and service (12b-1) fees       0.25%(2)    1.00%      1.00%
   Other expenses                               0.45%      0.68%      0.34%
   Total annual operating expenses(3)          1.47%(2)    2.45%      2.11%

(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.36%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  691     $  748     $  314
   Year 3                                      $  989     $1,064     $  661
   Year 5                                      $1,309     $1,506     $1,134
   Year 10                                     $2,211     $2,786     $2,441

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  691     $  248     $  214
   Year 3                                      $  989     $  764     $  661
   Year 5                                      $1,309     $1,306     $1,134
   Year 10                                     $2,211     $2,786     $2,441

 12                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES TO INVESTORS WHO PARTICIPATE IN WRAP-FEE OR SIMILAR PROGRAMS IN CONNECTION WITH CERTAIN INVESTMENT PLATFORMS. CURRENTLY, THE WRAP-FEE PROGRAMS THAT QUALIFY ARE THOSE WITH STRATEGIC ADVISERS, INC. (THAT ARE CLEARED THROUGH NATIONAL FINANCIAL SERVICES), THE RAYMOND JAMES FREEDOM WRAP ACCOUNT, AND THE A.G. EDWARDS PROFESSIONAL FUND ADVISOR (PFA) WRAP ACCOUNT. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004, (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, AND (3) TO CERTAIN QUALIFIED RETIREMENT PLANS THAT INCLUDED (OR OFFERED) THE FUND AS AN INVESTMENT OPTION PRIOR TO AUGUST 16, 2004.

THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     13

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  50
  40
  30
  20
  10
               23.12%   50.17%   24.86%                     35.84%   15.94%
   0
 -10
                                          -4.65%  -15.01%
 -20

                1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.78% (4th quarter, 1999) and the lowest quarterly return was -18.47% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 12/31/97)
   Class A Return Before Taxes                       9.58%    8.54%        15.72%
   Class A Return After Taxes on Distributions       9.23%    7.46%        14.68%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               6.62%    6.73%        13.34%
   Class B Return Before Taxes                      10.03%    8.68%        15.81%
   Class C Return Before Taxes(1)                   14.15%    9.03%        15.87%
   S&P MidCap 400 Index (reflects no deduction for
   fees, expenses or taxes)                         16.48%    9.54%        11.70%

INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

THE HARTFORD MUTUAL FUNDS                                                     15

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%        None        None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)    5.00%       1.00%
   Exchange fees                                 None        None        None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.74%       0.74%       0.74%
   Distribution and service (12b-1) fees        0.25%(2)    1.00%       1.00%
   Other expenses                               0.33%       0.37%       0.28%
   Total annual operating expenses              1.32%(2)(3) 2.11%       2.02%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.37%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  677     $  714     $  305
   Year 3                                      $  945     $  961     $  634
   Year 5                                      $1,234     $1,334     $1,088
   Year 10                                     $2,053     $2,441     $2,348

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  677     $  214     $  205
   Year 3                                      $  945     $  661     $  634
   Year 5                                      $1,234     $1,134     $1,088
   Year 10                                     $2,053     $2,441     $2,348

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004 AND (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
                                        42.49%              15.54%
   0
 -10
                    -13.49%
 -20

                     2002                2003                2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 20.83% (2nd quarter, 2003) and the lowest quarterly return was -20.08% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                       9.21%        8.23%
   Class A Return After Taxes on Distributions       7.44%        7.76%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               6.89%        6.91%
   Class B Return Before Taxes                       9.74%        8.50%
   Class C Return Before Taxes                      13.73%        9.15%
   Russell 2500 Value Index (reflects no deduction
   for fees, expenses or taxes)                     21.58%       15.21%

INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     19

THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.41%      0.51%      0.35%
   Total annual operating expenses(3)           1.51%(2)   2.36%      2.20%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  695     $  739     $  323
   Year 3                                      $1,001     $1,036     $  688
   Year 5                                      $1,328     $1,460     $1,180
   Year 10                                     $2,252     $2,696     $2,534

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  695     $  239     $  223
   Year 3                                      $1,001     $  736     $  688
   Year 5                                      $1,328     $1,260     $1,180
   Year 10                                     $2,252     $2,696     $2,534

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004, (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, AND (3) TO CERTAIN QUALIFIED RETIREMENT PLANS THAT INCLUDED (OR OFFERED) THE FUND AS AN INVESTMENT OPTION PRIOR TO AUGUST 16, 2004.

THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -  have potential for above-average earnings growth,

     -  are undervalued in relation to their investment potential,

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

     - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     21

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 80%
  60
  40
  20
               19.28%   10.46%   65.66%                              55.40%   11.37%
   0
 -20
                                         -13.12%  -15.84%  -30.54%
 -40

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was -23.71% (3rd quarter, 2001).
--------------------------------------------------------------------------------

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                       5.25%   -3.64%         8.99%
   Class A Return After Taxes on Distributions       5.25%   -4.09%         7.72%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               3.41%   -3.27%         7.10%
   Class B Return Before Taxes                       5.62%   -3.58%         8.96%
   Class C Return Before Taxes(1)                    9.61%   -3.22%         8.98%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           14.31%   -3.57%      3.68%(2)

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     23

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees       0.25%(2)    1.00%      1.00%
   Other expenses                               0.47%      0.55%      0.45%
   Total annual operating expenses(3)          1.57%(2)    2.40%      2.30%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  743     $  333
   Year 3                                      $1,018     $1,048     $  718
   Year 5                                      $1,358     $1,480     $1,230
   Year 10                                     $2,315     $2,736     $2,636

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  243     $  233
   Year 3                                      $1,018     $  748     $  718
   Year 5                                      $1,358     $1,280     $1,230
   Year 10                                     $2,315     $2,736     $2,636

 24                                                    THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund's portfolio is diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 125%
 100
  75
  50
  25
               36.34%   6.93%    1.52%    19.85%  111.43%                              49.28%   15.12%
   0
 -25
                                                           -13.95%  -21.97%  -29.08%
 -50

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was -29.49% (2nd quarter, 2001).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                    8.77%   -5.01%     11.24%
   Class A Return After Taxes on Distributions(1)    8.77%   -6.92%      8.36%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            5.71%   -4.52%      8.38%
   Class B Return Before Taxes(1)                    9.36%   -4.77%     11.24%
   Class C Return Before Taxes(1)                   13.36%   -4.54%     11.23%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           14.31%   -3.57%      7.12%

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                     27

THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A     CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%        None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)    5.00%      1.00%
   Exchange fees                                 None        None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.90%       0.90%      0.90%
   Distribution and service (12b-1) fees        0.25%(2)    1.00%      1.00%
   Other expenses                               0.57%       0.69%      0.48%
   Total annual operating expenses(3)           1.72%(2)    2.59%      2.38%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  762     $  341
   Year 3                                      $1,062     $1,105     $  742
   Year 5                                      $1,432     $1,575     $1,270
   Year 10                                     $2,469     $2,925     $2,716

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  262     $  241
   Year 3                                      $1,062     $  805     $  742
   Year 5                                      $1,432     $1,375     $1,270
   Year 10                                     $2,469     $2,925     $2,716

 28                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     29

THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
               19.88%   24.81%   8.38%    8.84%    18.84%                     40.85%   17.90%
   0
 -10
                                                            -3.99%  -25.57%
 -20
 -30

                1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 21.74% (2nd quarter, 2003) and the lowest quarterly return was -18.38% (3rd quarter, 2001).
--------------------------------------------------------------------------------
(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 1/2/96)
   Class A Return Before Taxes(1)                   11.42%    5.91%         9.97%
   Class A Return After Taxes on Distributions(1)   11.42%    1.74%         8.29%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            7.42%    1.79%         7.55%
   Class B Return Before Taxes(1)                   12.05%    6.02%         9.86%
   Class C Return Before Taxes(1)                   16.13%    6.35%         9.86%
   Russell 3000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     16.94%    6.10%     12.21%(2)

INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Return is from 12/31/1995 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     31

THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%        1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%      1.00%
   Other expenses                               0.52%        0.70%      0.47%
   Total annual operating expenses(3)           1.77%(2)     2.70%      2.47%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  773     $  350
   Year 3                                      $1,077     $1,138     $  770
   Year 5                                      $1,457     $1,630     $1,316
   Year 10                                     $2,519     $3,032     $2,806

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  273     $  250
   Year 3                                      $1,077     $  838     $  770
   Year 5                                      $1,457     $1,430     $1,316
   Year 10                                     $2,519     $3,032     $2,806

 32                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds may invest as part of their principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND
OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


The funds may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy.

THE HARTFORD MUTUAL FUNDS                                                     33

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation Fund and Capital Appreciation II Fund may invest in emerging markets as part of their principal investment strategy. All other funds may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Capital Appreciation II Fund, Growth Opportunities Fund, Small Company Fund Growth Fund and Value Opportunities Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Capital

 34                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Appreciation Fund, MidCap Fund and MidCap Value Fund may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to

THE HARTFORD MUTUAL FUNDS                                                     35

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES


Capital Appreciation Fund, Capital Appreciation II Fund, Growth Opportunities Fund, SmallCap Growth Fund and Small Company Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


MidCap Fund, MidCap Value Fund, Small Company Fund and SmallCap Growth Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means

 36                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

THE HARTFORD MUTUAL FUNDS                                                     37

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund

 38                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to each of the funds. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $250,000,000                       1.00%
Next $250,000,000                        0.95%
Next $500,000,000                        0.90%
Amount Over $1 Billion                   0.85%

GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $100,000,000                       1.00%
Next $150,000,000                        0.80%
Amount Over $250 Million                 0.70%

MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.85%
Next $500,000,000                        0.75%
Amount Over $1 Billion                   0.70%

CAPITAL APPRECIATION FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.80%
Next $500,000,000                        0.70%
Amount Over $1 Billion                   0.65%

For each fund's fiscal year ended October 31, 2004, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME(1)                                   10/31/2004
------------                                   ----------
The Hartford Capital Appreciation Fund           0.67%
The Hartford Growth Opportunities Fund           0.77%
The Hartford MidCap Fund                         0.74%
The Hartford MidCap Value Fund                   0.85%
The Hartford Small Company Fund                  0.85%
The Hartford SmallCap Growth Fund                0.90%
The Hartford Value Opportunities Fund            1.00%

(1) Capital Appreciation II Fund did not commence operations until April 29, 2005. Therefore, information is not available regarding fees paid by this fund to HIFSCO.

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' annual report to shareholders covering the period ending October 31, 2005.

THE HARTFORD MUTUAL FUNDS                                                     39

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

CAPITAL APPRECIATION FUND Saul J. Pannell, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1996). Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since 1998.

CAPITAL APPRECIATION II FUND The fund has been managed by a team of Portfolio Managers since its inception in 2005. Each member of the team manages a portion of the fund. Decisions to vary the percentage of the fund's assets allocated to a sleeve will be made collectively by the team.

Value Opportunities
James H. Averill, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2005) and for the firm for the past five years.

David R. Fassnacht, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the fund since its inception
(2005) and for the firm for the past five years.

James N. Mordy, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the fund since its inception (2005) and for the firm for the past five years.

David W. Palmer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the fund since its inception (2005) and for the firm for the past five years.

Growth Opportunities
Michael T. Carmen, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1999. Mr. Carmen has been involved in portfolio management and securities analysis for the fund since its inception
(2005) and for the firm for the past five years.

Special Situations
Frank D. Catrickes, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since its inception (2005) and for the firm for the past five years.

Global Equities
Nicolas M. Choumenkovitch, Vice President of Wellington Management, joined the firm as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the fund since its inception
(2005) and for the firm for the past five years.

Capital Appreciation
Saul J. Pannell, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1974. Mr. Pannell has been involved in portfolio management and securities analysis for the fund since its inception
(2005) and for the firm for the past five years.

GROWTH OPPORTUNITIES FUND Michael T. Carmen, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

MIDCAP FUND Phillip H. Perelmuter, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1997). Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

MIDCAP VALUE FUND James N. Mordy, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

SMALL COMPANY FUND Steven C. Angeli, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

SMALLCAP GROWTH FUND David J. Elliott, Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Ms. Dwyer has been involved in portfolio management and securities analysis for the fund since April 2, 2001.

VALUE OPPORTUNITIES FUND This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

James H. Averill, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2001) focused primarily on the finance, retail, capital goods, health services and paper industries.

David R. Fassnacht, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the fund since its inception
(2001) focused primarily on the communications services, media, pharmaceutical, airline and chemical industries.

James N. Mordy, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the fund since its inception (2001) focused primarily on the technology, energy, construction and utilities sectors.

David W. Palmer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the metals, rail, energy and specialty finance sectors.

THE HARTFORD MUTUAL FUNDS                                                     41
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ABOUT YOUR ACCOUNT
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CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities

 42                                                    THE HARTFORD MUTUAL FUNDS
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of a fund. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of the applicable Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable

THE HARTFORD MUTUAL FUNDS                                                     43

ABOUT YOUR ACCOUNT
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Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to each fund, for review by the applicable Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the applicable board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the applicable board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the applicable board who are not interested persons of the funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

 44                                                    THE HARTFORD MUTUAL FUNDS
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                                                              ABOUT YOUR ACCOUNT
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
                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

THE HARTFORD MUTUAL FUNDS                                                     45
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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A,

 46                                                    THE HARTFORD MUTUAL FUNDS
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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

THE HARTFORD MUTUAL FUNDS                                                     47
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ABOUT YOUR ACCOUNT
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WAIVERS FOR CERTAIN INVESTORS  Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of Artisan, Chartwell, GSAM, CRM, Northern Capital and Sterling,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional

 48                                                    THE HARTFORD MUTUAL FUNDS
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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.

As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Partners, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type

THE HARTFORD MUTUAL FUNDS                                                     49

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $19.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $35.4 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     - non-retirement accounts: $1,000 per fund, except for the Capital Appreciation Fund. The minimum initial investment for the Capital Appreciation Fund: $10,000.
     - retirement accounts: $1,000 per fund, except for the Capital Appreciation Fund. The minimum initial investment for the Capital Appreciation Fund: $10,000.
     - Automatic Investment Plans: $50 to open, except for the Capital Appreciation Fund. The minimum initial investment for the Capital Appreciation Fund: $10,000. You must invest at least $50 per month in each fund.
     -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140               OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     51

BUYING SHARES


 ON THE WEB
              TO ACCESS YOUR ACCOUNTS
  [INTERNET   - Go to www.hartfordinvestor.com
  GRAPHIC]    - Under Client Account Access, click on Hartford Mutual
                Funds, and enter your User ID (SSN) and PIN. First time
                users will need to create a PIN, by clicking on the
                Create/Reset PIN link.

              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
              ACCOUNT
              - Select "Work with Fund" on the fund you want to purchase shares in.
              - First time users will need to select the Add Bank
                Instructions function to setup their bank information online.
              - Once bank instructions have been established, select the purchase shares function and enter the purchase information.
              - After you submit your successful purchase request a
                purchase acknowledgement will be displayed.

              TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
              MUTUAL FUND
              - After logging into your accounts at
                www.hartfordinvestor.com, select "Work with Fund" on one
                of the funds you will be exchanging between.
              - Select the Exchange Shares function and follow the
                instructions on the Exchange Request screen.
              - On the verification page, check the box explaining that
                you have read, understand and accept the terms and
                conditions of the prospectus, and click submit.
              - After you submit your successful exchange request an
                exchange acknowledgement will be displayed.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation
                    Fund. The minimum amount when exchanging into a new
                    account in the Capital Appreciation Fund is $10,000.
 ON THE PHONE
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  [PHONE      ACCOUNT
  GRAPHIC]    - Verify that your bank/credit union is a member of the
                Automated Clearing House (ACH) system.
              - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not
                currently set up, you will be asked to provide bank
                instructions in writing or by fax.
              - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

              TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
              EXISTING HARTFORD MUTUAL FUND
              - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation
                    Fund. The minimum amount when exchanging into a new account in the Capital Appreciation Fund is $10,000.

                   ADDRESS:                                              PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                         ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 52                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 IN WRITING: WITH CHECK

                   - Make out a check for the investment amount, payable to
  [CHECK GRAPHIC]    "The Hartford Mutual Funds."
                   - Complete the detachable investment slip from an account
                     statement, or write a note specifying the fund name and
                     share class, account number and the name(s) in which the
                     account is registered.
                   - Deliver the check and your investment slip, or note, to
                     the address listed below.
 BY EXCHANGE

                   - Write a letter of instruction indicating the fund names,
  [ARROW GRAPHIC]    share class, account number, the name(s) in which the
                     accounts are registered, and your signature.
                   - Deliver these instructions to your financial
                     representative or plan administrator, or mail to the
                     address listed below.
                   Note: The minimum amount when exchanging into a new fund is
                         $1,000 per fund, except for the Capital Appreciation
                         Fund. The minimum amount when exchanging into a new
                         account in the Capital Appreciation Fund is $10,000.


BY WIRE
                   - Instruct your bank to wire the amount of your investment
  [BANK              to:
  GRAPHIC]             US Bank National Association
                       ABA #091000022, credit account no:
                       1-702-2514-1341
                       The Hartford Mutual Funds Purchase Account
                       For further credit to: (Your name)
                       Hartford Mutual Funds Account Number:
                       (Your account number)

Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

              ADDRESS:                                    PHONE NUMBER:
     THE HARTFORD MUTUAL FUNDS                      1-888-THE-STAG (843-7824)
           P.O. BOX 9140
     MINNEAPOLIS, MN 55480-9140          OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                               53

SELLING SHARES



 BY LETTER
                                                  - Write a letter of instruction or complete a power of
  [LETTER GRAPHIC]                                  attorney indicating the fund name, your share class, your
                                                    account number, the name(s) in which the account is
                                                    registered and the dollar value or number of shares you
                                                    wish to sell.
                                                  - Include all signatures and any additional documents that may be required (see "Requirements for written requests by
                                                    Seller").
                                                  - Mail the materials to the address below or to your plan
                                                    administrator.
                                                  - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                                    letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                                                    proceeds.
 BY PHONE
                                                  - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE GRAPHIC]                                 - To place your order with a representative, call the
                                                    transfer agent at the number below between 8 A.M. and 7
                                                    P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                                                    Monday through Thursday and between 9:15 A.M. and 6 P.M.
                                                    Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                                                    on Friday. Orders received after 4 P.M. Eastern Time (3
                                                    P.M. Central Time) will receive the next business day's
                                                    offering price.
                                                  - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                                                  - Fill out the "Telephone Exchanges and Telephone
  [BANK GRAPHIC]                                    Redemption" and "Bank Account or Credit Union Information"
                                                    sections of your new account application.
                                                  - Call the transfer agent to verify that the telephone
                                                    redemption privilege is in place on an account, or to
                                                    request the forms to add it to an existing account.
                                                  - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                                                    service. Wire transfers are available upon request.
                                                  - Amounts of less than $1,000 may be sent by EFT or by
                                                    check. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
                                                  - Phone requests are limited to amounts up to $50,000 in a
                                                    7-day period.
 BY EXCHANGE
                                                  - Obtain a current prospectus for the fund into which you
  [ARROW GRAPHIC]                                   are exchanging by calling your financial representative or the transfer agent at the number below.
                                                  - Call your financial representative or the transfer agent to request an exchange.

                   ADDRESS:                                              PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                         ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 54                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES



 ON THE WEB
                                                  - Log into your account(s) by using Client Account
  [COMPUTER GRAPHIC]                              - Access at www.HartfordInvestor.com
                                                  - On the Portfolio Summary page, find the fund you want to redeem from and select "Work with Fund"
                                                  - On the Fund Detail page, select either the "Redeem Shares"
                                                    or "Exchange Shares" function, and click "Go"
                                                  - Complete the Redemption or Exchange Request, and click on
                                                    "Continue"
                                                  - Verify the transaction information and click on "Submit"
                                                  * Because of legal and tax restrictions on withdrawals
                                                    from employer-sponsored retirement accounts (i.e. SEP,
                                                    SIMPLE and 403B plans), you will not be allowed to enter a redemption request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

                   ADDRESS:                                              PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                         ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     55

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


                  ADDRESS:                                                PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                                 1-888-THE-STAG (843-7824)
               P.O. BOX 64387
           ST. PAUL, MN 55164-0387                       OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, and in particular, Capital Appreciation Fund, MidCap Fund, MidCap Value Fund, Small Company Fund and Value Opportunities Fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

THE HARTFORD MUTUAL FUNDS                                                     57

TRANSACTION POLICIES
--------------------------------------------------------------------------------

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include Capital Appreciation Fund. Funds that invest in securities that are traded primarily in markets outside of the United States may include Capital Appreciation Fund, Growth Opportunities Fund, MidCap Fund, MidCap Value Fund, Small Company Fund and Value Opportunities Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to

THE HARTFORD MUTUAL FUNDS                                                     59

TRANSACTION POLICIES
--------------------------------------------------------------------------------

obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is

THE HARTFORD MUTUAL FUNDS                                                     61

TRANSACTION POLICIES
--------------------------------------------------------------------------------

adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm. Capital Appreciation II Fund did not commence operations until April 29, 2005. Therefore, no financial highlight information is available for this fund.

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS A


                                                            YEAR ENDED:                           PERIOD ENDED:
                                    -----------------------------------------------------------     1/1/2000-         YEAR ENDED:
                                    10/31/2004        10/31/2003    10/31/2002(6)   10/31/2001    10/31/2000(5)       12/31/1999
CLASS A -- PERIOD ENDED:            -----------       -----------   -------------   -----------   -------------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period                                 $26.50            $20.47          $24.12        $33.20          $31.72            $20.42
Income from Investment Operations:
 Net investment income (loss)            (0.01)            (0.04)          (0.06)         0.05           (0.01)            (0.07)
 Net realized and unrealized gain
   (loss) on investments                  4.31              6.07           (3.59)        (5.12)           3.15             13.28
                                    ----------        ----------      ----------    ----------      ----------          --------
Total from investment operations          4.30              6.03           (3.65)        (5.07)           3.14             13.21
Less distributions:
 Dividends from net investment
   income                                 0.00              0.00            0.00          0.00            0.00              0.00
 Distributions from capital gains         0.00              0.00            0.00         (4.01)          (1.66)            (1.91)
 Return of capital                        0.00              0.00            0.00          0.00            0.00              0.00
                                    ----------        ----------      ----------    ----------      ----------          --------
Total distributions                       0.00              0.00            0.00         (4.01)          (1.66)            (1.91)
                                    ----------        ----------      ----------    ----------      ----------          --------
Net asset value, end of period          $30.80            $26.50          $20.47        $24.12          $33.20            $31.72
                                    ==========        ==========      ==========    ==========      ==========          ========
TOTAL RETURN(1)                         16.23%            29.46%         (15.13%)      (17.24%)         10.18%(2)         66.76%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)                         $4,203,178        $2,357,913      $1,700,765    $1,585,508      $1,309,836          $797,656
Ratio of expenses to average net
 assets before waivers and
 reimbursements                          1.35%             1.45%           1.45%         1.33%           1.32%(3)          1.38%
Ratio of expenses to average net
 assets after waivers and
 reimbursements                          1.35%(7)          1.43%           1.40%         1.28%           1.27%(3)          1.33%
Ratio of net investment income
 (loss) to average net assets           (0.05%)           (0.13%)         (0.28%)       (0.22%)         (0.42%)(3)        (0.61%)
Portfolio turnover rate(4)                 78%              113%            112%          132%            130%              169%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C, respectively.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS B


                                                      YEAR ENDED:                        PERIOD ENDED:
                                  ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                  10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $24.97       $19.44        $23.06         $32.14        $30.92         $20.08
Income from Investment
  Operations:
  Net investment income (loss)        (0.21)       (0.19)        (0.25)         (0.02)        (0.12)         (0.19)
  Net realized and unrealized
    gain (loss) on investments         4.06         5.72         (3.37)         (5.05)         3.00          12.94
                                  ----------   ----------     --------       --------      --------       --------
Total from investment operations       3.85         5.53         (3.62)         (5.07)         2.88          12.75
Less distributions:
  Dividends from net investment
    income                             0.00         0.00          0.00           0.00          0.00           0.00
  Distributions from capital
    gains                              0.00         0.00          0.00          (4.01)        (1.66)         (1.91)
  Return of capital                    0.00         0.00          0.00           0.00          0.00           0.00
                                  ----------   ----------     --------       --------      --------       --------
Total distributions                    0.00         0.00          0.00          (4.01)        (1.66)         (1.91)
                                  ----------   ----------     --------       --------      --------       --------
Net asset value, end of period       $28.82       $24.97        $19.44         $23.06        $32.14         $30.92
                                  ==========   ==========     ========       ========      ========       ========
TOTAL RETURN(1)                      15.42%       28.45%       (15.70%)       (17.88%)        9.59% (2)     65.58%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $1,432,121   $1,140,154     $884,553       $876,826      $826,495       $569,201
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      2.06%        2.17%         2.14%          1.99%         1.97% (3)      2.02%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      2.06%(7)     2.17%         2.14%          1.99%         1.97% (3)      2.02%
Ratio of net investment income
  (loss) to average net assets       (0.78%)      (0.87%)       (1.04%)        (0.93%)       (1.12%)(3)     (1.31%)
Portfolio turnover rate(4)              78%         113%          112%           132%          130%           169%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS C


                                                     YEAR ENDED:                        PERIOD ENDED:
                                -----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                10/31/2004    10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:        -----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                            $25.00      $19.44         $23.04         $32.10        $30.89          $20.08
Income from Investment
  Operations:
  Net investment income (loss)       (0.18)      (0.16)         (0.22)         (0.06)        (0.15)          (0.12)
  Net realized and unrealized
    gain (loss) on investments        4.06        5.72          (3.38)         (4.99)         3.02           12.84
                                ----------     -------       --------       --------       -------        --------
Total from investment
  operations                          3.88        5.56          (3.60)         (5.05)         2.87           12.72
Less distributions:
  Dividends from net
    investment income                 0.00        0.00           0.00           0.00          0.00            0.00
  Distributions from capital
    gains                             0.00        0.00           0.00          (4.01)        (1.66)          (1.91)
  Return of capital                   0.00        0.00           0.00           0.00          0.00            0.00
                                ----------     -------       --------       --------       -------        --------
Total distributions                   0.00        0.00           0.00          (4.01)        (1.66)          (1.91)
                                ----------     -------       --------       --------       -------        --------
Net asset value, end of period      $28.88      $25.00         $19.44         $23.04        $32.10          $30.89
                                ==========     =======       ========       ========       =======        ========
TOTAL RETURN(1)                     15.52%      28.60%        (15.62%)       (17.84%)        9.56% (3)      65.44%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                    $1,348,972    $981,246       $738,988       $666,372      $494,391        $191,466
Ratio of expenses to average
  net assets before waivers
  and reimbursements                 1.97%       2.05%          2.02%          1.99%         1.99% (4)       2.09%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                     1.97%(8)    2.05%          2.02%          1.99%         1.99% (4)       2.09%
Ratio of net investment income
  (loss) to average net assets      (0.68%)     (0.75%)        (0.92%)        (0.93%)       (1.14%)(4)      (1.37%)
Portfolio turnover rate(2)             78%        113%           112%           132%          130%            169%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.
(8) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C, respectively.

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS A


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $21.25       $15.31         $19.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.17)       (0.07)         (0.06)
  Net realized and unrealized gain (loss) on investments          2.41         6.01          (4.43)
                                                               -------      -------        -------
Total from investment operations                                  2.24         5.94          (4.49)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $23.49       $21.25         $15.31
                                                               =======      =======        =======
TOTAL RETURN(3)                                                 10.54%       38.80%        (22.68%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $54,652      $17,149         $3,338
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.52%        1.49%          1.62% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.94%)      (0.88%)        (0.92%)(2)
Portfolio turnover rate(4)                                        130%         158%           182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS B


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $18.91       $13.71         $17.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.26)       (0.12)         (0.10)
  Net realized and unrealized gain (loss) on investments          2.12         5.32          (3.99)
                                                               -------       ------        -------
Total from investment operations                                  1.86         5.20          (4.09)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $20.77       $18.91         $13.71
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  9.84%       37.93%        (22.99%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,518       $4,470           $777
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.45%        2.22%          2.30% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.64%)      (1.58%)        (1.60%)(2)
Portfolio turnover rate(4)                                        130%         158%           182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C, respectively.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS C


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $18.91       $13.70         $17.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.28)       (0.09)         (0.09)
  Net realized and unrealized gain (loss) on investments          2.14         5.30          (4.01)
                                                               -------       ------        -------
Total from investment operations                                  1.86         5.21          (4.10)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $20.77       $18.91         $13.70
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  9.84%       38.03%        (23.05%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,899       $5,238           $892
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.11%        2.10%          2.09% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.11%(5)     2.10%          2.09% (2)
Ratio of net investment income (loss) to average net assets     (1.61%)      (1.54%)        (1.56%)(2)
Portfolio turnover rate(4)                                        130%         158%           182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS A


                                                       YEAR ENDED:                         PERIOD ENDED:
                                  ------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                  10/31/2004    10/31/2003    10/31/2002(6)   10/31/2001   10/31/2000(3)   12/31/1999
CLASS A -- PERIOD ENDED:          -----------   -----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                              $20.58        $15.50        $16.57         $22.42        $17.78         $12.30
Income from Investment
  Operations:
  Net investment income (loss)         (0.09)        (0.08)        (0.10)         (0.03)        (0.03)         (0.03)
  Net realized and unrealized
    gain (loss) on investments          2.12          5.16         (0.97)         (3.89)         5.37           6.08
                                  ----------    ----------      --------       --------      --------       --------
Total from investment operations        2.03          5.08         (1.07)         (3.92)         5.34           6.05
Less distributions:
  Dividends from net investment
    income                              0.00          0.00          0.00           0.00          0.00           0.00
  Distributions from capital
    gains                               0.00          0.00          0.00          (1.93)        (0.70)         (0.57)
  Return of capital                     0.00          0.00          0.00           0.00          0.00           0.00
                                  ----------    ----------      --------       --------      --------       --------
Total distributions                     0.00          0.00          0.00          (1.93)        (0.70)         (0.57)
                                  ----------    ----------      --------       --------      --------       --------
Net asset value, end of period        $22.61        $20.58        $15.50         $16.57        $22.42         $17.78
                                  ==========    ==========      ========       ========      ========       ========
TOTAL RETURN(1)                        9.86%        32.77%        (6.46%)       (18.94%)       30.50% (5)     50.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $1,544,968    $1,413,021      $704,238       $612,750      $425,686       $118,194
Ratio of expenses to average net
  assets before waivers and
  reimbursements                       1.37%         1.50%         1.56%          1.43%         1.48% (4)      1.51%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                       1.37%(7)      1.48%         1.45%          1.38%         1.43% (4)      1.45%
Ratio of net investment income
  (loss) to average net assets        (0.41%)       (0.58%)       (0.65%)        (0.53%)       (0.80%)(4)     (0.79%)
Portfolio turnover rate(2)               52%           70%          109%           116%          110%           123%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) The fund's fiscal year end changed to October 31st.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C, respectively.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS B


                                                      YEAR ENDED:                        PERIOD ENDED:
                                  ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                  10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(3)   12/31/1999
CLASS B -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $19.68       $14.93        $16.07         $21.96        $17.54         $12.22
Income from Investment
  Operations:
  Net investment income (loss)        (0.25)       (0.20)        (0.21)         (0.09)        (0.07)         (0.03)
  Net realized and unrealized
    gain (loss) on investments         2.04         4.95         (0.93)         (3.87)         5.19           5.92
                                   --------     --------      --------       --------      --------        -------
Total from investment operations       1.79         4.75         (1.14)         (3.96)         5.12           5.89
Less distributions:
  Dividends from net investment
    income                             0.00         0.00          0.00           0.00          0.00           0.00
  Distributions from capital
    gains                              0.00         0.00          0.00          (1.93)        (0.70)         (0.57)
  Return of capital                    0.00         0.00          0.00           0.00          0.00           0.00
                                   --------     --------      --------       --------      --------        -------
Total distributions                    0.00         0.00          0.00          (1.93)        (0.70)         (0.57)
                                   --------     --------      --------       --------      --------        -------
Net asset value, end of period       $21.47       $19.68        $14.93         $16.07        $21.96         $17.54
                                   ========     ========      ========       ========      ========        =======
TOTAL RETURN(1)                       9.10%       31.82%        (7.09%)       (19.58%)       29.72% (5)     49.10%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $438,658     $424,959      $266,650       $265,683      $185,830        $50,301
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      2.11%        2.23%         2.24%          2.11%         2.15% (4)      2.17%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      2.11%(7)     2.20%         2.15%          2.11%         2.15% (4)      2.15%
Ratio of net investment income
  (loss) to average net assets       (1.15%)      (1.30%)       (1.35%)        (1.28%)       (1.52%)(4)     (1.48%)
Portfolio turnover rate(2)              52%          70%          109%           116%          110%           123%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) The fund's fiscal year end changed to October 31st.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS C


                                                    YEAR ENDED:                        PERIOD ENDED:
                                ----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:        ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                           $19.71       $14.94        $16.08         $21.96        $17.53          $12.21
Income from Investment
  Operations:
  Net investment income (loss)      (0.23)       (0.18)        (0.21)         (0.12)        (0.10)          (0.04)
  Net realized and unrealized
    gain (loss) on investments       2.04         4.95         (0.93)         (3.83)         5.23            5.93
                                 --------     --------      --------       --------       -------         -------
Total from investment
  operations                         1.81         4.77         (1.14)         (3.95)         5.13            5.89
Less distributions:
  Dividends from net
    investment income                0.00         0.00          0.00           0.00          0.00            0.00
  Distributions from capital
    gains                            0.00         0.00          0.00          (1.93)        (0.70)          (0.57)
  Return of capital                  0.00         0.00          0.00           0.00          0.00            0.00
                                 --------     --------      --------       --------       -------         -------
Total distributions                  0.00         0.00          0.00          (1.93)        (0.70)          (0.57)
                                 --------     --------      --------       --------       -------         -------
Net asset value, end of period     $21.52       $19.71        $14.94         $16.08        $21.96          $17.53
                                 ========     ========      ========       ========       =======         =======
TOTAL RETURN(1)                     9.18%       31.93%        (7.09%)       (19.53%)       29.72% (3)      49.22%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                     $484,268     $477,891      $275,305       $285,908      $217,965         $48,310
Ratio of expenses to average
  net assets before waivers
  and reimbursements                2.02%        2.10%         2.12%          2.09%         2.14% (4)       2.22%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                    2.02%(8)     2.10%         2.12%          2.09%         2.14% (4)       2.15%
Ratio of net investment income
  (loss) to average net assets     (1.06%)      (1.21%)       (1.31%)        (1.24%)       (1.51%)(4)      (1.48%)
Portfolio turnover rate(2)            52%          70%          109%           116%          110%            123%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.
(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C, respectively.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS A


                                                                         YEAR ENDED:                    PERIOD ENDED:
                                                        ---------------------------------------------    4/30/2001-
                                                        10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $11.32           $8.34           $8.48          $10.00
Income from investment operations:
  Net investment income (loss)                               (0.04)          (0.03)          (0.02)          (0.01)
  Net realized and unrealized gain (loss) on
    investments                                               1.61            3.01           (0.12)          (1.51)
                                                          --------        --------         -------         -------
Total from investment operations                              1.57            2.98           (0.14)          (1.52)
Less distributions:
  Dividends from net investment income                        0.00            0.00            0.00            0.00
  Distributions from capital gains                            0.00            0.00            0.00            0.00
  Return of capital                                           0.00            0.00            0.00            0.00
                                                          --------        --------         -------         -------
Total distributions                                           0.00            0.00            0.00            0.00
                                                          --------        --------         -------         -------
Net asset value, end of period                              $12.89          $11.32           $8.34           $8.48
                                                          ========        ========         =======         =======
TOTAL RETURN(2)                                             13.87%          35.73%          (1.65%)        (15.20%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $280,173        $155,614         $94,532         $26,812
Ratio of expenses to average net assets before waivers
  and reimbursements                                         1.56%           1.60%           1.68%           1.69%(4)
Ratio of expenses to average net assets after waivers
  and reimbursements                                         1.45%(7)        1.45%           1.45%           1.40%(4)
Ratio of net investment income (loss) to average net
  assets                                                    (0.34%)         (0.35%)         (0.23%)         (0.20%)(4)
Portfolio turnover rate(3)                                     46%             56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS B


                                                                         YEAR ENDED:                    PERIOD ENDED:
                                                        ---------------------------------------------    4/30/2001-
                                                        10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $11.12           $8.25           $8.46          $10.00
Income from investment operations:
  Net investment income (loss)                               (0.13)          (0.09)          (0.09)          (0.02)
  Net realized and unrealized gain (loss) on
    investments                                               1.60            2.96           (0.12)          (1.52)
                                                           -------         -------         -------         -------
Total from investment operations                              1.47            2.87           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income                        0.00            0.00            0.00            0.00
  Distributions from capital gains                            0.00            0.00            0.00            0.00
  Return of capital                                           0.00            0.00            0.00            0.00
                                                           -------         -------         -------         -------
Total distributions                                           0.00            0.00            0.00            0.00
                                                           -------         -------         -------         -------
Net asset value, end of period                              $12.59          $11.12           $8.25           $8.46
                                                           =======         =======         =======         =======
TOTAL RETURN(2)                                             13.22%          34.79%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $60,558         $42,407         $26,556          $7,158
Ratio of expenses to average net assets before waivers
  and reimbursements                                         2.36%           2.33%           2.38%           2.38%(4)
Ratio of expenses to average net assets after waivers
  and reimbursements                                         2.15%(7)        2.15%           2.15%           2.10%(4)
Ratio of net investment income (loss) to average net
  assets                                                    (1.04%)         (1.05%)         (0.95%)         (0.90%)(4)
Portfolio turnover rate(3)                                     46%             56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C, respectively.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS C


                                                                         YEAR ENDED:                    PERIOD ENDED:
                                                        ---------------------------------------------    4/30/2001-
                                                        10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $11.13           $8.25           $8.46          $10.00
Income from investment operations:
  Net investment income (loss)                               (0.13)          (0.09)          (0.09)          (0.02)
  Net realized and unrealized gain (loss) on
    investments                                               1.59            2.97           (0.12)          (1.52)
                                                           -------         -------         -------         -------
Total from investment operations                              1.46            2.88           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income                        0.00            0.00            0.00            0.00
  Distributions from capital gains                            0.00            0.00            0.00            0.00
  Return of capital                                           0.00            0.00            0.00            0.00
                                                           -------         -------         -------         -------
Total distributions                                           0.00            0.00            0.00            0.00
                                                           -------         -------         -------         -------
Net asset value, end of period                              $12.59          $11.13           $8.25           $8.46
                                                           =======         =======         =======         =======
TOTAL RETURN(2)                                             13.12%          34.91%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $67,132         $49,566         $32,274          $8,975
Ratio of expenses to average net assets before waivers
  and reimbursements                                         2.20%           2.20%           2.27%           2.37%(4)
Ratio of expenses to average net assets after waivers
  and reimbursements                                         2.15%(7)        2.15%           2.15%           2.10%(4)
Ratio of net investment income (loss) to average net
  assets                                                    (1.04%)         (1.05%)         (0.96%)         (0.90%)(4)
Portfolio turnover rate(3)                                     46%             56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS A


                                              YEAR ENDED:                 PERIOD ENDED:          YEAR ENDED:
                                ---------------------------------------     1/1/2000-     --------------------------
                                10/31/2004   10/31/2003   10/31/2002(6)    10/31/2001     10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:        ----------   ----------   -------------   -------------   -------------   ----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                           $14.28        $9.93        $12.00          $18.08          $20.48         $13.31
Income from Investment
  Operations:
  Net investment income (loss)      (0.18)       (0.13)        (0.12)          (0.08)          (0.04)         (0.05)
  Net realized and unrealized
    gain (loss) on investments       0.99         4.48         (1.95)          (5.41)          (1.47)          8.52
                                 --------     --------       -------        --------        --------       --------
Total from investment
  operations                         0.81         4.35         (2.07)          (5.49)          (1.51)          8.47
Less distributions:
  Dividends from net
    investment income                0.00         0.00          0.00            0.00            0.00           0.00
  Distributions from capital
    gains                            0.00         0.00          0.00           (0.59)          (0.89)         (1.30)
  Return of capital                  0.00         0.00          0.00            0.00            0.00           0.00
                                 --------     --------       -------        --------        --------       --------
Total distributions                  0.00         0.00          0.00           (0.59)          (0.89)         (1.30)
                                 --------     --------       -------        --------        --------       --------
Net asset value, end of period     $15.09       $14.28         $9.93          $12.00          $18.08         $20.48
                                 ========     ========       =======        ========        ========       ========
TOTAL RETURN(1)                     5.67%       43.81%       (17.25%)        (31.36%)         (7.70%)(2)     65.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                     $156,278     $141,327       $96,302        $116,398        $164,280       $109,559
Ratio of expenses to average
  net assets before waivers
  and reimbursements                1.62%        1.63%         1.64%           1.51%           1.50% (3)      1.51%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                    1.45%(7)     1.45%         1.45%           1.45%           1.45% (3)      1.45%
Ratio of net investment income
  (loss) to average net assets     (1.15%)      (1.19%)       (0.97%)         (0.64%)         (0.72%)(3)     (0.92%)
Portfolio turnover rate(4)           142%         179%          226%            224%            158%           177%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C, respectively.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS B


                                                        YEAR ENDED:                        PERIOD ENDED:   YEAR ENDED:
                                    ----------------------------------------------------     1/1/2000-
                                    10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:            ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                              $13.51        $9.46         $11.52        $17.49        $19.96          $13.09
Income from Investment Operations:
  Net investment income (loss)         (0.27)       (0.20)         (0.20)        (0.16)        (0.11)          (0.09)
  Net realized and unrealized gain
    (loss) on investments               0.93         4.25          (1.86)        (5.22)        (1.47)           8.26
                                     -------      -------        -------       -------        ------         -------
Total from investment operations        0.66         4.05          (2.06)        (5.38)        (1.58)           8.17
Less distributions:
  Dividends from net investment
    income                              0.00         0.00           0.00          0.00          0.00            0.00
  Distributions from capital gains      0.00         0.00           0.00         (0.59)        (0.89)          (1.30)
  Return of capital                     0.00         0.00           0.00          0.00          0.00            0.00
                                     -------      -------        -------       -------        ------         -------
Total distributions                     0.00         0.00           0.00         (0.59)        (0.89)          (1.30)
                                     -------      -------        -------       -------        ------         -------
Net asset value, end of period        $14.17       $13.51          $9.46        $11.52        $17.49          $19.96
                                     =======      =======        =======       =======        ======         =======
TOTAL RETURN(1)                        4.88%       42.81%        (17.88%)      (31.80%)       (8.26%)(2)      64.46%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                         $58,438      $58,286        $41,439       $49,738       $71,323         $53,358
Ratio of expenses to average net
  assets before waivers and
  reimbursements                       2.40%        2.36%          2.31%         2.19%         2.16% (3)       2.15%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                       2.15%(7)     2.15%          2.15%         2.15%         2.15% (3)       2.15%
Ratio of net investment income
  (loss) to average net assets        (1.85%)      (1.89%)        (1.67%)       (1.34%)       (1.42%)(3)      (1.62%)
Portfolio turnover rate(4)              142%         179%           226%          224%          158%            177%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS C


                                                      YEAR ENDED:                        PERIOD ENDED:
                                  ----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                  10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                            $13.52        $9.47         $11.53        $17.51         $19.97          $13.09
Income from Investment
  Operations:
  Net investment income (loss)       (0.28)       (0.20)         (0.20)        (0.19)         (0.12)          (0.08)
  Net realized and unrealized
    gain (loss) on investments        0.95         4.25          (1.86)        (5.20)         (1.45)           8.26
                                   -------      -------        -------       -------        -------         -------
Total from investment operations      0.67         4.05          (2.06)        (5.39)         (1.57)           8.18
Less distributions:
  Dividends from net investment
    income                            0.00         0.00           0.00          0.00           0.00            0.00
  Distributions from capital
    gains                             0.00         0.00           0.00         (0.59)         (0.89)          (1.30)
  Return of capital                   0.00         0.00           0.00          0.00           0.00            0.00
                                   -------      -------        -------       -------        -------         -------
Total distributions                   0.00         0.00           0.00         (0.59)         (0.89)          (1.30)
                                   -------      -------        -------       -------        -------         -------
Net asset value, end of period      $14.19       $13.52          $9.47        $11.53         $17.51          $19.97
                                   =======      =======        =======       =======        =======         =======
TOTAL RETURN(1)                      4.96%       42.77%        (17.87%)      (31.82%)        (8.21%)(2)      64.58%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $49,327      $52,010        $38,938       $51,234        $77,337         $37,672
Ratio of expenses to average net
  assets before waivers and
  reimbursements                     2.30%        2.23%          2.20%         2.17%          2.16% (3)       2.20%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                     2.15%(8)     2.15%          2.15%         2.15%          2.15% (3)       2.15%
Ratio of net investment income
  (loss) to average net assets      (1.85%)      (1.88%)        (1.65%)       (1.34%)        (1.42%)(3)      (1.61%)
Portfolio turnover rate(4)            142%         179%           226%          224%           158%            177%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.
(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C, respectively.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS A


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $22.91       $15.57         $20.21
Income from Investment Operations:
  Net investment income (loss)                                   (0.15)       (0.09)         (0.06)
  Net realized and unrealized gain (loss) on investments          1.84         7.43          (4.58)
                                                               -------      -------        -------
Total from investment operations                                  1.69         7.34          (4.64)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $24.60       $22.91         $15.57
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  7.38%       47.14%        (22.97%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $42,962      $17,544         $3,457
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.77%        1.61%          1.82% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.81%)      (0.83%)        (0.93%)(2)
Portfolio turnover rate(4)                                        102%         122%            93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS B


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $20.99       $14.36         $18.73
Income from Investment Operations:
  Net investment income (loss)                                   (0.28)       (0.15)         (0.08)
  Net realized and unrealized gain (loss) on investments          1.68         6.78          (4.29)
                                                               -------       ------        -------
Total from investment operations                                  1.40         6.63          (4.37)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $22.39       $20.99         $14.36
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  6.67%       46.17%        (23.31%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,930       $6,571         $1,756
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.59%        2.31%          2.52% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.51%)      (1.53%)        (1.60%)(2)
Portfolio turnover rate(4)                                        102%         122%            93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS C


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $20.99       $14.35         $18.73
Income from Investment Operations:
  Net investment income (loss)                                   (0.27)       (0.16)         (0.09)
  Net realized and unrealized gain (loss) on investments          1.67         6.80          (4.29)
                                                               -------       ------        -------
Total from investment operations                                  1.40         6.64          (4.38)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $22.39       $20.99         $14.35
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  6.67%       46.27%        (23.37%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $10,140       $5,076         $1,432
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.38%        2.22%          2.38% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.51%)      (1.53%)        (1.60%)(2)
Portfolio turnover rate(4)                                        102%         122%            93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS A


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $12.15        $9.26         $11.73
Income from Investment Operations:
  Net investment income (loss)                                    0.01        (0.01)          0.00
  Net realized and unrealized gain (loss) on investments          1.90         2.90          (2.47)
                                                               -------      -------        -------
Total from investment operations                                  1.91         2.89          (2.47)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $14.06       $12.15          $9.26
                                                               =======      =======        =======
TOTAL RETURN(3)                                                 15.72%       31.21%        (21.06%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $24,601       $5,917         $2,600
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.82%        1.92%          1.92% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.08%)      (0.10%)         0.04% (2)
Portfolio turnover rate(4)                                         52%          57%            70%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C, respectively.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS B


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.53        $8.84         $11.26
Income from Investment Operations:
  Net investment income (loss)                                   (0.06)       (0.04)         (0.02)
  Net realized and unrealized gain (loss) on investments          1.77         2.73          (2.40)
                                                                ------      -------        -------
Total from investment operations                                  1.71         2.69          (2.42)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                                ------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                                ------      -------        -------
Net asset value, end of period                                  $13.24       $11.53          $8.84
                                                                ======      =======        =======
TOTAL RETURN(3)                                                 14.83%       30.43%        (21.45%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,709       $1,932           $481
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.70%        2.63%          2.61% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.64%)      (0.80%)        (0.71%)(2)
Portfolio turnover rate(4)                                         52%          57%            70%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS C


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.53        $8.85         $11.26
Income from Investment Operations:
  Net investment income (loss)                                   (0.06)       (0.04)         (0.02)
  Net realized and unrealized gain (loss) on investments          1.78         2.72          (2.39)
                                                                ------      -------        -------
Total from investment operations                                  1.72         2.68          (2.41)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                                ------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                                ------      -------        -------
Net asset value, end of period                                  $13.25       $11.53          $8.85
                                                                ======      =======        =======
TOTAL RETURN(3)                                                 14.92%       30.28%        (21.41%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,627       $1,613           $430
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.47%        2.51%          2.48% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.64%)      (0.81%)        (0.75%)(2)
Portfolio turnover rate(4)                                         52%          57%            70%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C, respectively.

 84                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

THE HARTFORD MUTUAL FUNDS                                                     85

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

 86                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS                                                     87

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                          CLASS    FUND     CUSIP
NAME                                      SHARES   CODE    NUMBER     SYMBOL
----                                      ------   ----   ---------   ------
The Hartford Capital Appreciation Fund    A         214   416645406   ITHAX
The Hartford Capital Appreciation Fund    B         228   416645505   IHCAX
The Hartford Capital Appreciation Fund    C         237   416645638   HCACX
The Hartford Capital Appreciation II
  Fund                                    A        1205   416648590   HCTAX
The Hartford Capital Appreciation II
  Fund                                    B        1206   416648582   HCTBX
The Hartford Capital Appreciation II
  Fund                                    C        1207   416648574   HFCCX
The Hartford Growth Opportunities Fund    A        1618   416529881   HGOAX
The Hartford Growth Opportunities Fund    B        1619   416529873   HGOBX
The Hartford Growth Opportunities Fund    C        1620   416529865   HGOCX
The Hartford MidCap Fund                  A         937   416645711   HFMCX
The Hartford MidCap Fund                  B         978   416645695   HAMBX
The Hartford MidCap Fund                  C         238   416645554   HMDCX
The Hartford MidCap Value Fund            A        1281   416646107   HMVAX
The Hartford MidCap Value Fund            B        1282   416646206   HMVBX
The Hartford MidCap Value Fund            C        1283   416646305   HMVCX
The Hartford Small Company Fund           A         205   416645109   IHSAX
The Hartford Small Company Fund           B         227   416645208   HSCBX
The Hartford Small Company Fund           C         231   416645646   HSMCX
The Hartford SmallCap Growth Fund         A        1622   416529105   HSLAX
The Hartford SmallCap Growth Fund         B        1623   416529204   HSLBX
The Hartford SmallCap Growth Fund         C        1624   416529303   HSLCX
The Hartford Value Opportunities Fund     A        1614   416529782   HVOAX
The Hartford Value Opportunities Fund     B        1615   416529774   HVOBX
The Hartford Value Opportunities Fund     C        1616   416529766   HVOCX

 88                                                    THE HARTFORD MUTUAL FUNDS

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

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Capital Appreciation II Fund did not commence operations until April 29, 2005. Therefore, this fund has not yet delivered annual or semi-annual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com. Capital Appreciation II Fund will make available its annual/semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the current annual/ semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                                   CLASS A, CLASS B AND CLASS C SHARES

                                   PROSPECTUS
                                   MARCH 1, 2005
                                   (AS SUPPLEMENTED JUNE 15, 2005)

                                   THE HARTFORD FIXED INCOME FUNDS




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD FLOATING RATE FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                        THE HARTFORD HIGH YIELD FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE                THE HARTFORD INCOME FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION                THE HARTFORD INFLATION PLUS FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                         THE HARTFORD MONEY MARKET FUND
                                                               THE HARTFORD SHORT DURATION FUND
                                                               THE HARTFORD TOTAL RETURN BOND FUND
                                                               THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

                                   THE HARTFORD MUTUAL FUNDS
                                   P.O. BOX 64387
                                   ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                         Introduction                                                           2

A summary of each fund's             The Hartford Floating Rate Fund                                        3
goals, principal strategies,         The Hartford High Yield Fund                                           7
main risks, performance              The Hartford Income Fund                                              13
and expenses                         The Hartford Inflation Plus Fund                                      20
                                     The Hartford Money Market Fund                                        27
                                     The Hartford Short Duration Fund                                      32
                                     The Hartford Total Return Bond Fund                                   38
                                     The Hartford U.S. Government Securities Fund                          44

Description of other                 Investment strategies and investment matters                          49
investment strategies and
investment risks

Investment manager and               Management of the funds                                               54
management fee information

Information on your account          About your account                                                    58
                                     Choosing a share class                                                58
                                     How sales charges are calculated                                      60
                                     Sales charge reductions and waivers                                   62
                                     Opening an account                                                    67
                                     Buying shares                                                         68
                                     Selling shares                                                        70
                                     Transaction policies                                                  74
                                     Dividends and account policies                                        78
                                     Additional investor services                                          79

Further information on               Financial highlights                                                  81
the funds                            Privacy policy                                                       102
                                     Fund code, CUSIP number and symbol                                   105
                                     For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to accredited investors pursuant to a separate prospectus describing that class. In addition, U.S. Government Securities Fund offers Class L, Class M, Class N, Class H and Class E shares pursuant to another prospectus describing those classes.

Each fund, except the Floating Rate Fund and Inflation Plus Fund, is a diversified fund. The Floating Rate Fund and Inflation Plus Fund are non-diversified funds. The funds are sometimes known as Hartford Fixed Income Funds.

U.S. Government Securities Fund is a series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD FLOATING RATE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), relies on a bottom-up, fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are credit, liquidity and interest rate risk. Credit risk depends largely on the perceived financial health of Borrowers and issuers of debt securities. In general, lower-rated loans and bonds have higher credit risks. Loan prices and prices of debt securities can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than would be the case with less aggressive loan and bond funds. Because the fund invests mainly in investments rated below-investment-grade, it is subject to heightened credit risk. The fund could lose money if the

THE HARTFORD MUTUAL FUNDS                                                      3

                                                 THE HARTFORD FLOATING RATE FUND
--------------------------------------------------------------------------------

fundamentals of an industry in which the fund invests deteriorate or if a Borrower or issuer underperforms or defaults, or if any loan or debt security that the fund owns is downgraded. In addition, because the fund is non-diversified and therefore may take larger positions in individual Borrowers and issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

When interest rates rise, the value of a portfolio invested in fixed-rate obligations falls. You could lose money as a result of your investment.

Most, but not all, Floating Rate Loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in loans of foreign Borrowers and securities of foreign issuers and non-dollar loans and securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Foreign loans and foreign debt securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

The fund is subject to liquidity risk. As with many fixed income investments, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is an unregulated inter-dealer or inter-bank re-sale market. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the fund's net asset value. Loans usually trade in large denominations (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. In addition, loans in which the fund invests may require the consent of the Borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the fund's ability to sell loans and may adversely affect the price that can be obtained. The fund may have difficulty disposing of loans if it needs cash to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause the fund to sell loans or securities at lower prices than it would otherwise consider to meet cash needs or cause the fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively affect performance. The fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.

The fund typically purchases loans via assignment, which makes the fund a direct lender. However, the fund may also invest in loans by purchasing a participation interest. A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the Borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the Borrower.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD FLOATING RATE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        3.00%         None         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%        1.00%
   Exchange fees                                 None         None         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           0.65%(2)     0.65%(2)     0.65%(2)
   Distribution and service (12b-1) fees        0.25%(3)     1.00%        1.00%
   Other expenses(4)                            0.35%        0.35%        0.35%
   Total annual operating expenses(2)           1.25%(3)     2.00%        2.00%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) HIFSCO has voluntarily agreed to waive management fees until April 29, 2006. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the fund are 0.60%, 1.35% and 1.35%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) Estimated for the current fiscal year.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $359       $637       $237
   Year 3                                       $486       $728       $428

THE HARTFORD MUTUAL FUNDS                                                      5

                                                 THE HARTFORD FLOATING RATE FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $359       $137       $137
   Year 3                                       $486       $428       $428

 6                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Services, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Corporation ("S&P"), or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the

THE HARTFORD MUTUAL FUNDS                                                      7

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


[BAR CHART]
--------------------------------------------------------------------------------


 30%
  20
  10
                3.47%      0.62%      2.89%                 24.30%     6.98%
   0
 -10
                                                 -7.67%
 -20
 -30

                 1999       2000       2001       2002       2003       2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 9.20% (2nd quarter, 2003) and the lowest quarterly return was -5.86% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      9

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                       2.20%    3.95%         4.25%
   Class A Return After Taxes on Distributions       0.12%    0.79%         1.13%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               1.34%    1.34%         1.62%
   Class B Return Before Taxes                       1.16%    3.88%         4.28%
   Class C Return Before Taxes                       5.53%    4.24%         4.34%
   Lehman Brothers High Yield Corporate Index
   (reflects no deduction for fees, expenses or
   taxes)                                           11.13%    6.97%         6.29%

INDEX: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.30%      0.32%      0.23%
   Total annual operating expenses(3)           1.30%(2)   2.07%      1.98%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  576     $  710     $  301
   Year 3                                      $  844     $  949     $  621
   Year 5                                      $1,131     $1,314     $1,068
   Year 10                                     $1,947     $2,400     $2,306

THE HARTFORD MUTUAL FUNDS                                                     11

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  576     $  210     $  201
   Year 3                                      $  844     $  649     $  621
   Year 5                                      $1,131     $1,114     $1,068
   Year 10                                     $1,947     $2,400     $2,306

 12                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "A3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations;
(4) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

THE HARTFORD MUTUAL FUNDS                                                     13

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s), or asset(s), being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     15

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL
RETURNS BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

[BAR CHART]

--------------------------------------------------------------------------------


 15%
  10
   5                     10.02%                       5.10%
   0
  -5
 -10
 -15

                          2003                         2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.37% (2nd quarter, 2003) and the lowest quarterly return was -2.81% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2004 (INCLUDES SALES CHARGES)


                                                           LIFE OF FUND
                                               1 YEAR    (SINCE 10/31/02)
   Class A Return Before Taxes                  0.40%         6.04%
   Class A Return After Taxes on
   Distributions                               -1.34%         4.18%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares        0.29%         4.07%
   Class B Return Before Taxes                 -0.62%         6.32%
   Class C Return Before Taxes                  3.36%         7.68%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses
   or taxes)                                    4.34%         4.86%

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     17

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.60%      0.60%      0.60%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.24%      0.35%      0.28%
   Total annual operating expenses(3)           1.09%(2)   1.95%      1.88%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  556     $  698     $  291
   Year 3                                      $  781     $  912     $  591
   Year 5                                      $1,024     $1,252     $1,016
   Year 10                                     $1,719     $2,275     $2,201

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  556     $  198     $  191
   Year 3                                      $  781     $  612     $  591
   Year 5                                      $1,024     $1,052     $1,016
   Year 10                                     $1,719     $2,275     $2,201

THE HARTFORD MUTUAL FUNDS                                                     19

THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund's net asset value.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

THE HARTFORD MUTUAL FUNDS                                                     21

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


[BAR CHART]
--------------------------------------------------------------------------------


 15%
  10
   5                     6.68%                        6.94%
   0
  -5
 -10
 -15

                          2003                         2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 3.22% (2nd quarter, 2003) and the lowest quarterly return was -0.16% (3rd quarter, 2003).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     23

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      2.14%         5.49%
   Class A Return After Taxes on Distributions      0.81%         4.31%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              1.47%         4.00%
   Class B Return Before Taxes                      1.18%         5.77%
   Class C Return Before Taxes                      5.19%         7.02%
   Lehman Brothers U.S. TIPS Index (reflects no
   deduction for fees, expenses or taxes)           8.45%         9.36%

INDEX: The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.59%      0.59%      0.59%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.15%      0.22%      0.17%
   Total annual operating expenses(3)           0.99%(2)   1.81%      1.76%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  684     $  279
   Year 3                                      $  751     $  869     $  554
   Year 5                                      $  972     $1,180     $  954
   Year 10                                     $1,608     $2,127     $2,073

THE HARTFORD MUTUAL FUNDS                                                     25

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  184     $  179
   Year 3                                      $  751     $  569     $  554
   Year 5                                      $  972     $  980     $  954
   Year 10                                     $1,608     $2,127     $2,073

 26                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

THE HARTFORD MUTUAL FUNDS                                                     27

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

[BAR CHART]

--------------------------------------------------------------------------------


 10%
   5           4.73%    4.69%    4.32%    5.33%    3.29%    0.97%    0.24%    0.44%
   0

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 1.43% (4th quarter, 2000) and the lowest quarterly return was 0.03% (3rd quarter, 2003).
--------------------------------------------------------------------------------

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                                    LIFE OF FUND(1)
                                               1 YEAR    5 YEARS    (SINCE 7/22/96)
   Class A                                      0.44%     2.07%          3.09%
   Class B                                     -4.93%     1.16%          2.26%
   Class C(2)                                  -0.93%     1.53%          2.26%
   60-Day Treasury Bill Index (reflects no
   deductions for fees, expenses or taxes)      1.33%     2.70%          3.64%(3)

INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the fund's most recent current and effective yield information. HIFSCO, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time. Total return and yield for Class B and Class C shares would have been lower if the fund's Rule 12b-1 fees had not been limited by HIFSCO.

(1) Class B and Class C performance information is based on the inception date of Class B shares, August 22, 1997.

(2) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(3) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     29

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of
   offering price                                               None       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.50%      0.50%      0.50%
   Distribution and service (12b-1) fees                       0.25%(2)   1.00%(4)   1.00%(4)
   Other expenses                                              0.42%      0.32%      0.27%
   Total annual operating expenses(3)                          1.17%(2)   1.82%      1.77%

(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

(4) HIFSCO, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  119     $  685     $  280
   Year 3                                      $  372     $  873     $  557
   Year 5                                      $  644     $1,185     $  959
   Year 10                                     $1,420     $2,137     $2,084

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  119     $  185     $  180
   Year 3                                      $  372     $  573     $  557
   Year 5                                      $  644     $  985     $  959
   Year 10                                     $1,420     $2,137     $2,084

THE HARTFORD MUTUAL FUNDS                                                     31

THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's duration, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     33

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

[BAR CHART]

--------------------------------------------------------------------------------


 10%
   5                     3.87%                        1.45%
   0
  -5
 -10

                          2003                         2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 1.81% (2nd quarter, 2003) and the lowest quarterly return was -1.25% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                          LIFE OF FUND
                                               1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                 -1.55%        1.63%
   Class A Return After Taxes on
   Distributions                               -2.59%        0.57%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       -1.04%        0.78%
   Class B Return Before Taxes                 -4.19%        1.00%
   Class C Return Before Taxes                 -0.15%        2.40%
   Lehman Brothers 1-5 Year U.S.
   Government/Credit Index (reflects no
   deduction for fees, expenses or taxes)       1.85%        3.08%

INDEX: The Lehman Brothers 1-5 Year U.S. Government/Credit Index is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-5 Year Government/Credit Index includes securities in the 1-5 year maturity range in the Government/Credit Index. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     35

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        3.00%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.21%      0.29%      0.21%
   Total annual operating expenses(3)           1.01%(2)   1.84%      1.76%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  400     $  687     $  279
   Year 3                                      $  612     $  879     $  554
   Year 5                                      $  841     $1,196     $  954
   Year 10                                     $1,499     $2,159     $2,073

 36                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  400     $  187     $  179
   Year 3                                      $  612     $  579     $  554
   Year 5                                      $  841     $  996     $  954
   Year 10                                     $1,499     $2,159     $2,073

THE HARTFORD MUTUAL FUNDS                                                     37

THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "junk bonds". The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     39

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

[BAR CHART]

--------------------------------------------------------------------------------


 15%
  10
   5
               10.80%   7.48%             11.26%   7.73%    9.28%    7.14%    3.93%
   0
  -5
                                 -2.71%
 -10

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.10% (4th quarter, 2000) and the lowest quarterly return was -1.52% (2nd quarter, 1997).
--------------------------------------------------------------------------------

 40                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 7/22/96)
   Class A Return Before Taxes                      -0.72%    6.85%         6.53%
   Class A Return After Taxes on Distributions      -1.98%    4.64%         4.19%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -0.47%    4.51%         4.13%
   Class B Return Before Taxes                      -1.87%    6.75%         6.34%
   Class C Return Before Taxes(1)                    2.43%    7.13%         6.38%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.34%    7.71%         7.21%(2)

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     41

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A     CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%        None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)    5.00%      1.00%
   Exchange fees                                 None        None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%       0.64%      0.64%
   Distribution and service (12b-1) fees        0.25%(2)    1.00%      1.00%
   Other expenses                               0.33%       0.33%      0.22%
   Total annual operating expenses(3)           1.22%(2)    1.97%      1.86%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  700     $  289
   Year 3                                      $  820     $  918     $  585
   Year 5                                      $1,090     $1,262     $1,006
   Year 10                                     $1,861     $2,296     $2,180

 42                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  200     $  189
   Year 3                                      $  820     $  618     $  585
   Year 5                                      $1,090     $1,062     $1,006
   Year 10                                     $1,861     $2,296     $2,180

THE HARTFORD MUTUAL FUNDS                                                     43

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with an average life of between five and fifteen years.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

[BAR CHART]

--------------------------------------------------------------------------------


 16%
  12
   8
   4
   0
  -4
  -8
               15.97%   3.36%    8.92%    8.52%             11.50%   7.49%    10.82%   0.89%    3.22%
                                                   -1.99%

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was -2.51% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     45

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -1.46%    5.71%     6.25%
   Class A Return After Taxes on Distributions(1)   -2.86%    3.83%     4.04%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           -0.94%    3.68%     3.93%
   Class B Return Before Taxes(1)                   -2.44%    5.49%     5.77%
   Class C Return Before Taxes(1)                    1.52%    5.86%     5.78%
   Lehman Brothers U.S. Government Index (reflects
   no deduction for fees, expenses or taxes)         3.48%    7.48%     7.46%

INDEX: The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 46                                                    THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%           0.72%      0.72%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.36%           0.39%      0.28%
   Total annual operating expenses(3)           1.33%(2)        2.11%      2.00%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.90% and 1.90%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  579     $  714     $  303
   Year 3                                      $  852     $  961     $  627
   Year 5                                      $1,146     $1,334     $1,078
   Year 10                                     $1,979     $2,441     $2,327

THE HARTFORD MUTUAL FUNDS                                                     47

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  579     $  214     $  203
   Year 3                                      $  852     $  661     $  627
   Year 5                                      $1,146     $1,134     $1,078
   Year 10                                     $1,979     $2,441     $2,327

 48                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Floating Rate Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund and U.S. Government Securities Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which all of the Hartford Fixed Income Funds may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund (other than the Money Market Fund, which may invest in high-quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND
OTHER DERIVATIVES


Although it is not a principal investment strategy, except with respect to Income Fund and Inflation Plus Fund, which may utilize derivatives as part of their principal investment strategy as set forth in the Principal Investment Strategy section for each of these funds, each fund (other than the Money Market
Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility

THE HARTFORD MUTUAL FUNDS                                                     49

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


The funds other than the Money Market Fund, Short Duration Fund and U.S. Government Securities Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. In addition to the securities of foreign issuers and non-dollar securities, the Floating Rate Fund may also invest in the loans of foreign borrowers and non-dollar loans as part of its principal investment strategy. The Money Market Fund and Short Duration Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of their principal investment strategy. The U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


All funds, except Inflation Plus Fund, Money Market Fund, Short Duration Fund and U.S. Government Securities Fund, may invest in

 50                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Floating Rate Fund, High Yield Fund and Total Return Bond Fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization

THE HARTFORD MUTUAL FUNDS                                                     51

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

  weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES


Income Fund, Inflation Plus Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

 52                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Non-Dollar Securities and Loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Floating Rate Fund, High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

THE HARTFORD MUTUAL FUNDS                                                     53

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to each of the funds. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $50,000,000                        0.80%
Amount Over $50 Million                  0.70%

HIGH YIELD FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.75%
Next $500,000,000                        0.65%
Amount Over $1 Billion                   0.60%

FLOATING RATE FUND*

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.65%
Amount Over $500,000,000                 0.60%

* HIFSCO has voluntarily agreed to waive management fees until April 29, 2006.

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.60%
Amount Over $500 Million                 0.55%

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.65%
Next $500,000,000                        0.55%
Amount Over $1 Billion                   0.50%

SHORT DURATION FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.55%
Amount Over $500 Million                 0.50%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.50%
Next $500,000,000                        0.45%
Amount Over $1 Billion                   0.40%

For each fund's fiscal year ended October 31, 2004, the investment management fees paid to

THE HARTFORD MUTUAL FUNDS                                                     55

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME(1)                                   10/31/2004
------------                                   ----------
The Hartford High Yield Fund                     0.75%
The Hartford Income Fund                         0.60%
The Hartford Inflation Plus Fund                 0.59%
The Hartford Money Market Fund                   0.50%
The Hartford Short Duration Fund                 0.55%
The Hartford Total Return Bond Fund              0.64%
The Hartford U.S. Government Securities Fund     0.72%

(1) Floating Rate Fund did not commence operations until April 29, 2005. Therefore, information is not available regarding fees paid by this fund to HIFSCO.

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' annual report to shareholders covering the period ending October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

FLOATING RATE FUND Michael Bacevich, Managing Director and Senior Portfolio Manager of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management as head of its Bank Loan Sector in 2004. Previously Mr. Bacevich was the head of the Bank Loan Unit at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management. Mr. Bacevich is a co-manager of the Floating Rate Fund and the lead member of the Fund's management team.

John Connor, Vice President and Credit Research Analyst of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since its inception (2005). Mr. Connor joined Hartford Investment Management as a portfolio manager in 2004. Previously, Mr. Connor was a Managing Director at CIGNA Investments, Inc., with responsibility for credit research on leveraged loan borrowers and portfolio management. Mr. Connor is a co-manager of the Floating Rate Fund and reports to Mr. Bacevich, as well as assumes responsibility for investment decisions in Mr. Bacevich's absence.

HIGH YIELD FUND  The fund is co-managed by Christine Mozonski and David
Hillmeyer.

Christine Mozonski, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since July 2000. Ms. Mozonski joined Hartford Investment Management in June 1992 and has been an investment professional involved in trading and portfolio management since that time.

David Hillmeyer, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Hillmeyer joined Hartford Investment Management in 1995 and has been an investment professional involved in trading and portfolio management since 1992.

INCOME FUND  The fund is co-managed by Edward Vaimberg and William H. Davison.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a Managing Director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

INFLATION PLUS FUND The fund is co-managed by Timothy Wilhide and William H. Davison.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

MONEY MARKET FUND The fund is managed by Robert Crusha, with Adam Tonkinson as assistant portfolio manager.

Robert Crusha, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 1, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since March 15, 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

SHORT DURATION FUND  The fund is co-managed by Robert Crusha and Brian Dirgins.

Robert Crusha, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Crusha served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989.

TOTAL RETURN BOND FUND Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

U.S. GOVERNMENT SECURITIES FUND The fund is managed by Christopher Hanlon, with Russell M. Regenauer as assistant portfolio manager.

Mr. Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

Mr. Regenauer, Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

THE HARTFORD MUTUAL FUNDS                                                     57

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

of a fund. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of the applicable Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

THE HARTFORD MUTUAL FUNDS                                                     59

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to each fund, for review by the applicable Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the applicable board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the applicable board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the applicable board who are not interested persons of the funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

THE HARTFORD FIXED INCOME FUNDS, EXCEPT FOR THE HARTFORD MONEY MARKET FUND, THE HARTFORD SHORT DURATION FUND AND THE HARTFORD FLOATING RATE FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999     4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

THE HARTFORD SHORT DURATION FUND AND THE HARTFORD FLOATING RATE FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        3.00%       3.09%          2.50%
$ 50,000 -- $ 99,999     2.50%       2.56%          2.00%
$100,000 -- $249,999     2.25%       2.30%          1.75%
$250,000 -- $499,999     1.75%       1.78%          1.25%
$500,000 -- $999,999     1.25%       1.27%          1.00%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

THE HARTFORD MUTUAL FUNDS                                                     61

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 3.00% or 4.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

THE HARTFORD MUTUAL FUNDS                                                     63
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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any of The Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of Artisan, Chartwell, GSAM, CRM, Northern Capital and Sterling,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.

As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company,

THE HARTFORD MUTUAL FUNDS                                                     65

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Inc., Morgan Stanley DW Inc., Multi-Financial Partners, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $19.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $35.4 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     -  non-retirement accounts: $1,000 per fund
     -  retirement accounts: $1,000 per fund
     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund
     -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140               OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     67

BUYING SHARES


 ON THE WEB
              TO ACCESS YOUR ACCOUNTS
  [INTERNET   - Go to www.hartfordinvestor.com
  GRAPHIC]    - Under Client Account Access, click on Hartford Mutual
                Funds, and enter your User ID (SSN) and PIN. First time
                users will need to create a PIN, by clicking on the
                Create/Reset PIN link.

              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
              ACCOUNT
              - Select "Work with Fund" on the fund you want to purchase shares in.
              - First time users will need to select the Add Bank
                Instructions function to setup their bank information online.
              - Once bank instructions have been established, select the purchase shares function and enter the purchase information.
              - After you submit your successful purchase request a
                purchase acknowledgement will be displayed.

              TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
              MUTUAL FUND
              - After logging into your accounts at
                www.hartfordinvestor.com, select "Work with Fund" on one of the funds you will be exchanging between.
              - Select the Exchange Shares function and follow the
                instructions on the Exchange Request screen.
              - On the verification page, check the box explaining that
                you have read, understand and accept the terms and conditions of the prospectus, and click submit.
              - After you submit your successful exchange request an
                exchange acknowledgement will be displayed.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation
                    Fund. The minimum amount when exchanging into a new account in the Capital Appreciation Fund is $10,000.
 ON THE PHONE

  [PHONE
  GRAPHIC]
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
              ACCOUNT
              - Verify that your bank/credit union is a member of the
                Automated Clearing House (ACH) system.
              - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not currently set up, you will be asked to provide bank instructions in writing or by fax.
              - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

              TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
              EXISTING HARTFORD MUTUAL FUND
              - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation
                    Fund. The minimum amount when exchanging into a new account in the Capital Appreciation Fund is $10,000.

 68                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


IN WRITING:
WITH CHECK
              - Make out a check for the investment amount, payable to
  [CHECK        "The Hartford Mutual Funds."
  GRAPHIC]    - Complete the detachable investment slip from an account
                statement, or write a note specifying the fund name and
                share class, account number and the name(s) in which the
                account is registered.
              - Deliver the check and your investment slip, or note, to
                the address listed below.
 BY EXCHANGE
              - Write a letter of instruction indicating the fund names,
  [ARROW        share class, account number, the name(s) in which the
  GRAPHIC]      accounts are registered, and your signature.
              - Deliver these instructions to your financial
                representative or plan administrator, or mail to the
                address listed below.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation
                    Fund. The minimum amount when exchanging into a new
                    account in the Capital Appreciation Fund is $10,000.
 BY WIRE
              - Instruct your bank to wire the amount of your investment
  [BANK         to:
  GRAPHIC]        US Bank National Association
                  ABA #091000022, credit account no:
                  1-702-2514-1341
                  The Hartford Mutual Funds Purchase Account
                  For further credit to: (Your name)
                  Hartford Mutual Funds Account Number:
                  (Your account number)
              Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank
                may charge a fee to wire funds.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140               OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                                       PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     69

SELLING SHARES

 BY LETTER
                                                  - Write a letter of instruction or complete a
  [LETTER GRAPHIC]                                  power of attorney indicating the fund name,
                                                    your share class, your account number, the
                                                    name(s) in which the account is registered
                                                    and the dollar value or number of shares you
                                                    wish to sell.
                                                  - Include all signatures and any additional
                                                    documents that may be required (see
                                                    "Requirements for written requests by
                                                    Seller").
                                                  - Mail the materials to the address below or
                                                    to your plan administrator.
                                                  - A check will be mailed to the name(s) and
                                                    address in which the account is registered,
                                                    or otherwise according to your letter of
                                                    instruction. Overnight delivery may be
                                                    requested for a nominal fee which will be
                                                    deducted from redemption proceeds.
 BY PHONE
                                                  - Restricted to sales of up to $50,000 in any
  [PHONE GRAPHIC]                                   7-day period.
                                                  - To place your order with a representative,
                                                    call the transfer agent at the number below
                                                    between 8 A.M. and 7 P.M. Eastern Time
                                                    (between 7 A.M. and 6 P.M. Central Time)
                                                    Monday through Thursday and between 9:15
                                                    A.M. and 6 P.M. Eastern Time (between 8:15
                                                    A.M. and 5 P.M. Central Time) on Friday.
                                                    Orders received after 4 P.M. Eastern Time (3
                                                    P.M. Central Time) will receive the next
                                                    business day's offering price.
                                                  - For automated service 24 hours a day using
                                                    your touch-tone phone, call the number
                                                    below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                                                  - Fill out the "Telephone Exchanges and
  [BANK GRAPHIC]                                    Telephone Redemption" and "Bank Account or
                                                    Credit Union Information" sections of your
                                                    new account application.
                                                  - Call the transfer agent to verify that the
                                                    telephone redemption privilege is in place
                                                    on an account, or to request the forms to
                                                    add it to an existing account.
                                                  - Generally, amounts of $1,000 or more will be
                                                    wired on the next business day. Your bank
                                                    may charge a fee for this service. Wire
                                                    transfers are available upon request.
                                                  - Amounts of less than $1,000 may be sent by
                                                    EFT or by check. Funds from EFT transactions
                                                    are generally available by the third to
                                                    fifth business day. Your bank may charge a
                                                    fee for this service.
                                                  - Phone requests are limited to amounts up to
                                                    $50,000 in a 7-day period.
 BY EXCHANGE
                                                  - Obtain a current prospectus for the fund
  [ARROW GRAPHIC]                                   into which you are exchanging by calling
                                                    your financial representative or the
                                                    transfer agent at the number below.
                                                  - Call your financial representative or the
                                                    transfer agent to request an exchange.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

 70                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES



 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)
                                                  - Fill out the checkwriting section of the
  [CHECK GRAPHIC]                                   application.
                                                  - Request checkwriting on your account
                                                    application.
                                                  - Verify that the shares to be sold were
                                                    purchased more than 10 days earlier or were
                                                    purchased by wire. Checks written on your
                                                    account prior to the end of this period may
                                                    result in those checks being returned to you
                                                    for insufficient funds.
                                                  - Write a check for any amount over $100 and
                                                    sign each check as designated on the account
                                                    application signature card.
                                                  - You are entitled to distributions paid on
                                                    your shares up to the time your check is
                                                    presented to our bank for payment.
                                                  - You may not write a check for the entire
                                                    value of your account or close your account
                                                    by writing a check.
                                                  - If the amount of your check is greater than
                                                    the value of your Money Market Fund account,
                                                    the fund will return your check for
                                                    insufficient funds and your account will be
                                                    charged a $25 service fee.
 ON THE WEB
                                                  - Log into your account(s) by using Client
  [CHECK GRAPHIC]                                   Account
                                                  - Access at www.HartfordInvestor.com
                                                  - On the Portfolio Summary page, find the fund
                                                    you want to redeem from and select "Work
                                                    with Fund"
                                                  - On the Fund Detail page, select either the
                                                    "Redeem Shares" or "Exchange Shares"
                                                    function, and click "Go"
                                                  - Complete the Redemption or Exchange Request,
                                                    and click on "Continue"
                                                  - Verify the transaction information and click
                                                    on "Submit"
                                                  * Because of legal and tax restrictions on
                                                  withdrawals from employer-sponsored retirement
                                                  accounts (i.e. SEP, SIMPLE and 403B plans),
                                                  you will not be allowed to enter a redemption
                                                  request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     71

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).

 72                                                    THE HARTFORD MUTUAL FUNDS

    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     73

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and Floating Rate Loans) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund, and in particular, High Yield Fund and Income Fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Normally, Floating Rate Fund redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the Floating Rate Fund. Floating Rate Fund redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any other fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully

THE HARTFORD MUTUAL FUNDS                                                     75

TRANSACTION POLICIES
--------------------------------------------------------------------------------

investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include High Yield Fund and Income Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund, with the exception of the Floating Rate Fund, has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

Floating Rate Fund redemption proceeds may be paid in securities or other property rather than in cash if it is in the best interests of the Floating Rate Fund. If a Floating Rate Fund shareholder receives a distribution in securities or property other than cash, brokerage or other charges may be incurred in converting securities or other property to cash.

THE HARTFORD MUTUAL FUNDS                                                     77

TRANSACTION POLICIES
--------------------------------------------------------------------------------

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income and capital gains of the Income Fund, Inflation Plus Fund, High Yield Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund are declared and paid monthly. Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Capital gains of the Floating Rate Fund are normally declared and paid annually, and dividends from net investment income of the Floating Rate Fund are normally declared and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal

THE HARTFORD MUTUAL FUNDS                                                     79

TRANSACTION POLICIES
--------------------------------------------------------------------------------

  plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm. Floating Rate Fund did not commence operations until April 29, 2005. Therefore, no financial highlight information is available for this fund.

THE HARTFORD HIGH YIELD FUND -- CLASS A


                                                             YEAR ENDED:                           PERIOD ENDED:
                                      ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                      10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:              -------------   -------------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $7.94           $6.73          $8.45          $9.06          $9.75         $10.15
Income from Investment Operations:
  Net investment income (loss)              0.48            0.60           0.82           0.78           0.66           0.75
  Net realized and unrealized gain
    (loss) on investments                   0.23            1.26          (1.78)         (0.61)         (0.69)         (0.40)
                                        --------        --------         ------        -------        -------        -------
Total from investment operations            0.71            1.86          (0.96)          0.17          (0.03)          0.35
Less distributions:
  Dividends from net investment
    income                                 (0.47)          (0.65)         (0.76)         (0.78)         (0.66)         (0.75)
  Distributions from capital gains          0.00            0.00           0.00           0.00           0.00           0.00
  Return of capital                         0.00            0.00           0.00           0.00           0.00           0.00
                                        --------        --------         ------        -------        -------        -------
Total distributions                        (0.47)          (0.65)         (0.76)         (0.78)         (0.66)         (0.75)
                                        --------        --------         ------        -------        -------        -------
Net asset value, end of period             $8.18           $7.94          $6.73          $8.45          $9.06          $9.75
                                        ========        ========         ======        =======        =======        =======
TOTAL RETURN(1)                            9.26%(7)       28.69%        (12.16%)         1.80%         (0.35%)(3)      3.47%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $247,364        $213,377        $95,760        $45,753        $23,214        $17,465
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.35%           1.49%          1.55%          1.40%          1.38% (4)      1.41%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.35%           1.40%          1.40%          1.35%          1.33% (4)      1.36%
Ratio of net investment income
  (loss) to average net assets             6.03%           7.98%          9.48%          9.00%          8.55% (4)      7.74%
Portfolio turnover rate(2)                   86%             54%            22%            63%            57%            53%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.

THE HARTFORD MUTUAL FUNDS                                                     81
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS B


                                                    YEAR ENDED:                           PERIOD ENDED:
                             ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                             10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:     -------------   -------------   -------------   ----------   -------------   -----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                       $7.93           $6.72           $8.43         $9.05         $9.74         $10.14
Income from Investment
  Operations:
  Net investment income
    (loss)                         0.43            0.57            0.80          0.72          0.62           0.68
  Net realized and
    unrealized gain (loss)
    on investments                 0.22            1.24           (1.81)        (0.62)        (0.71)         (0.40)
                                -------         -------         -------       -------        ------         ------
Total from investment
  operations                       0.65            1.81           (1.01)        (0.10)        (0.09)          0.28
Less distributions:
  Dividends from net
    investment income             (0.41)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
  Distributions from
    capital gains                  0.00            0.00            0.00          0.00          0.00           0.00
  Return of capital                0.00            0.00            0.00          0.00          0.00           0.00
                                -------         -------         -------       -------        ------         ------
Total distributions               (0.41)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
                                -------         -------         -------       -------        ------         ------
Net asset value, end of
  period                          $8.17           $7.93           $6.72         $8.43         $9.05          $9.74
                                =======         =======         =======       =======        ======         ======
TOTAL RETURN(1)                   8.45%(7)       27.83%         (12.70%)        0.99%        (0.92%)(3)      2.80%
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)                $63,972         $72,293         $44,359       $16,922        $7,929         $7,436
Ratio of expenses to
  average net assets before
  waivers and
  reimbursements                  2.07%           2.23%           2.24%         2.08%         2.04% (4)      2.08%
Ratio of expenses to
  average net assets after
  waivers and
  reimbursements                  2.07%           2.10%           2.10%         2.08%         2.04% (4)      2.08%
Ratio of net investment
  income (loss) to average
  net assets                      5.32%           7.39%           8.78%         8.28%         7.84% (4)      7.03%
Portfolio turnover rate(2)          86%             54%             22%           63%           57%            53%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS C


                                                    YEAR ENDED:                           PERIOD ENDED:
                             ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                             10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS C -- PERIOD ENDED:     -------------   -------------   -------------   ----------   -------------   -----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                       $7.93           $6.72           $8.43         $9.05         $9.74         $10.14
Income from Investment
  Operations:
  Net investment income
    (loss)                         0.44            0.55            0.72          0.72          0.61           0.68
  Net realized and
    unrealized gain (loss)
    on investments                 0.22            1.26           (1.73)        (0.62)        (0.70)         (0.40)
                                -------         -------         -------       -------        ------         ------
Total from investment
  operations                       0.66            1.81           (1.01)         0.10         (0.09)          0.28
Less distributions:
  Dividends from net
    investment income             (0.42)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
  Distributions from
    capital gains                  0.00            0.00            0.00          0.00          0.00           0.00
  Return of capital                0.00            0.00            0.00          0.00          0.00           0.00
                                -------         -------         -------       -------        ------         ------
Total distributions               (0.42)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
                                -------         -------         -------       -------        ------         ------
Net asset value, end of
  period                          $8.17           $7.93           $6.72         $8.43         $9.05          $9.74
                                =======         =======         =======       =======        ======         ======
TOTAL RETURN(1)                   8.54%(7)       27.84%         (12.65%)        1.01%        (0.90%)(3)      2.81%
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)                $71,673         $77,968         $40,611       $27,605        $9,534         $8,573
Ratio of expenses to
  average net assets before
  waivers and
  reimbursements                  1.98%           2.10%           2.10%         2.08%         2.04% (4)      2.09%
Ratio of expenses to
  average net assets after
  waivers and
  reimbursements                  1.98%           2.10%           2.10%         2.08%         2.04% (4)      2.09%
Ratio of net investment
  income (loss) to average
  net assets                      5.40%           7.31%           8.78%         8.28%         7.83% (4)      7.01%
Portfolio turnover rate(2)          86%             54%             22%           63%           57%            53%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS A


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.53       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.48         0.52          0.00
  Net realized and unrealized gain (loss) on investments          0.22         0.54          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.70         1.06          0.00
Less distributions:
  Dividends from net investment income                           (0.51)       (0.53)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.51)       (0.53)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.72       $10.53        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  6.85%       10.79%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $29,580      $15,836        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.14%        1.54%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.00%        1.00%(4)         --
Ratio of net investment income (loss) to average net assets      4.60%        5.06%(4)         --
Portfolio turnover rate(3)                                        167%         124%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS B


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.53       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.42         0.44          0.00
  Net realized and unrealized gain (loss) on investments          0.21         0.54          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.63         0.98          0.00
Less distributions:
  Dividends from net investment income                           (0.44)       (0.45)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.44)       (0.45)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.72       $10.53        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.10%       10.01%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,541       $4,705        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.95%        2.31%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%        1.70%(4)         --
Ratio of net investment income (loss) to average net assets      3.90%        4.31%(4)         --
Portfolio turnover rate(3)                                        167%         124%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS C


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.55       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.41         0.44          0.00
  Net realized and unrealized gain (loss) on investments          0.22         0.56          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.63         1.00          0.00
Less distributions:
  Dividends from net investment income                           (0.44)       (0.45)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.44)       (0.45)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.74       $10.55        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.09%       10.22%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,562       $5,050        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.88%        2.17%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%        1.70%(4)         --
Ratio of net investment income (loss) to average net assets      3.90%        4.28%(4)         --
Portfolio turnover rate(3)                                        167%         124%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS A


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.63       $10.00       $10.00
Income from investment operations:
  Net investment income (loss)                                     0.30         0.27         0.00
  Net realized and unrealized gain (loss) on investments           0.37         0.62         0.00
                                                               --------     --------       ------
Total from investment operations                                   0.67         0.89         0.00
Less distributions:
  Dividends from net investment income                            (0.31)       (0.26)        0.00
  Distributions from capital gains                                (0.04)        0.00         0.00
  Return of capital                                                0.00         0.00         0.00
                                                               --------     --------       ------
Total distributions                                               (0.35)       (0.26)        0.00
                                                               --------     --------       ------
Net asset value, end of period                                   $10.95       $10.63       $10.00
                                                               ========     ========       ======
TOTAL RETURN(2)                                                   6.39%        9.02%           0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $313,961     $142,992       $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.04%        1.34%(4)        --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.00%        1.00%(4)        --
Ratio of net investment income (loss) to average net assets       3.04%        2.63%(4)        --
Portfolio turnover rate(3)                                          81%          23%           --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS B


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.64      $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.22        0.21          0.00
  Net realized and unrealized gain (loss) on investments           0.37        0.63          0.00
                                                               --------     -------        ------
Total from investment operations                                   0.59        0.84          0.00
Less distributions:
  Dividends from net investment income                            (0.23)      (0.20)         0.00
  Distributions from capital gains                                (0.04)       0.00          0.00
  Return of capital                                                0.00        0.00          0.00
                                                               --------     -------        ------
Total distributions                                               (0.27)      (0.20)         0.00
                                                               --------     -------        ------
Net asset value, end of period                                   $10.96      $10.64        $10.00
                                                               ========     =======        ======
TOTAL RETURN(2)                                                   5.65%       8.41%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $107,964     $67,986        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.81%       2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%       1.70%(4)         --
Ratio of net investment income (loss) to average net assets       2.21%       1.98%(4)         --
Portfolio turnover rate(3)                                          81%         23%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS C


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.63       $10.00       $10.00
Income from investment operations:
  Net investment income (loss)                                     0.23         0.20         0.00
  Net realized and unrealized gain (loss) on investments           0.37         0.63         0.00
                                                               --------     --------       ------
Total from investment operations                                   0.60         0.83         0.00
Less distributions:
  Dividends from net investment income                            (0.23)       (0.20)        0.00
  Distributions from capital gains                                (0.04)        0.00         0.00
  Return of capital                                                0.00         0.00         0.00
                                                               --------     --------       ------
Total distributions                                               (0.27)       (0.20)        0.00
                                                               --------     --------       ------
Net asset value, end of period                                   $10.96       $10.63       $10.00
                                                               ========     ========       ======
TOTAL RETURN(2)                                                   5.74%        8.31%           0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $319,990     $160,253       $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.76%        1.95%(4)        --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%        1.70%(4)        --
Ratio of net investment income (loss) to average net assets       2.33%        1.97%(4)        --
Portfolio turnover rate(3)                                          81%          23%           --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS A


                                                      YEAR ENDED:                        PERIOD ENDED:
                                  ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                  10/31/2004   10/31/2003   10/31/2002(5)   10/31/2001   10/31/2000(4)   12/31/1999
CLASS A -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                              $1.00        $1.00         $1.00         $1.00          $1.00          $1.00
Income from Investment
  Operations:
  Net investment income (loss)        0.003        0.003         0.011          0.04           0.04           0.04
  Net realized and unrealized
    gain (loss) on investments         0.00         0.00          0.00          0.00           0.00           0.00
                                   --------     --------      --------       -------        -------        -------
Total from investment operations      0.003        0.003         0.011          0.04           0.04           0.04
Less distributions:
  Dividends from net investment
    income                           (0.003)      (0.003)       (0.011)        (0.04)         (0.04)         (0.04)
  Distributions from capital
    gains                              0.00         0.00          0.00          0.00           0.00           0.00
  Return of capital                    0.00         0.00          0.00          0.00           0.00           0.00
                                   --------     --------      --------       -------        -------        -------
Total distributions                  (0.003)      (0.003)       (0.011)        (0.04)         (0.04)         (0.04)
                                   --------     --------      --------       -------        -------        -------
Net asset value, end of period        $1.00        $1.00         $1.00         $1.00          $1.00          $1.00
                                   ========     ========      ========       =======        =======        =======
TOTAL RETURN(1)                       0.28%        0.32%         1.09%         4.02%          4.54%(2)       4.32%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $205,442     $246,199      $302,862       $86,748        $43,897        $44,663
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      1.22%        1.28%         1.30%         1.19%          1.20%(3)       1.15%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      1.00%        1.00%         1.00%         1.00%          1.00%(3)       1.00%
Ratio of net investment income
  (loss) to average net assets        0.27%        0.33%         1.06%         3.63%          5.35%(3)       4.25%
Portfolio turnover rate                 N/A          N/A           N/A           N/A            N/A            N/A

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The fund's fiscal year end changed to October 31st.
(5) Per share amounts have been calculated using average shares outstanding method.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS B


                                                      YEAR ENDED:                        PERIOD ENDED:
                                  ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                  10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $1.00        $1.00          $1.00         $1.00          $1.00          $1.00
Income from Investment
  Operations:
  Net investment income (loss)      0.0001         0.00          0.004          0.03           0.04           0.04
  Net realized and unrealized
    gain (loss) on investments        0.00         0.00           0.00          0.00           0.00           0.00
                                   -------      -------        -------       -------        -------        -------
Total from investment operations    0.0001         0.00          0.004          0.03           0.04           0.04
Less distributions:
  Dividends from net investment
    income                         (0.0001)        0.00         (0.004)        (0.03)         (0.04)         (0.04)
  Distributions from capital
    gains                             0.00         0.00           0.00          0.00           0.00           0.00
  Return of capital                   0.00         0.00           0.00          0.00           0.00           0.00
                                   -------      -------        -------       -------        -------        -------
Total distributions                (0.0001)        0.00         (0.004)        (0.03)         (0.04)         (0.04)
                                   -------      -------        -------       -------        -------        -------
Net asset value, end of period       $1.00        $1.00          $1.00         $1.00          $1.00          $1.00
                                   =======      =======        =======       =======        =======        =======
TOTAL RETURN(2)                      0.01%        0.00%          0.43%         3.31%          3.94%(3)       3.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $45,836      $67,732        $99,048       $48,998        $14,974        $25,762
Ratio of expenses to average net
  assets before waivers and
  reimbursements                     1.82%        2.01%          1.96%         1.85%          1.85%(4)       1.81%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                     1.25%        1.33%(1)       1.70%         1.70%          1.70%(4)       1.70%
Ratio of net investment income
  (loss) to average net assets       0.01%        0.01%          0.37%         2.93%          4.65%(4)       3.55%
Portfolio turnover rate                N/A          N/A            N/A           N/A            N/A            N/A

(1) Expense ratio includes a practical waiver of 12b-1 fees.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS C


                                                      YEAR ENDED:                        PERIOD ENDED:
                                  ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                  10/31/2004   10/31/2003   10/31/2002(5)   10/31/2001   10/31/2000(4)   12/31/1999
CLASS C -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $1.00        $1.00          $1.00         $1.00         $1.00          $1.00
Income from Investment
  Operations:
  Net investment income (loss)      0.0001         0.00          0.004          0.03          0.04           0.04
  Net realized and unrealized
    gain (loss) on investments        0.00         0.00           0.00          0.00          0.00           0.00
                                   -------      -------        -------       -------        ------         ------
Total from investment operations    0.0001         0.00          0.004          0.03          0.04           0.04
Less distributions:
  Dividends from net investment
    income                         (0.0001)        0.00         (0.004)        (0.03)        (0.04)         (0.04)
  Distributions from capital
    gains                             0.00         0.00           0.00          0.00          0.00           0.00
  Return of capital                   0.00         0.00           0.00          0.00          0.00           0.00
                                   -------      -------        -------       -------        ------         ------
Total distributions                (0.0001)        0.00         (0.004)        (0.03)        (0.04)         (0.04)
                                   -------      -------        -------       -------        ------         ------
Net asset value, end of period       $1.00        $1.00          $1.00         $1.00         $1.00          $1.00
                                   =======      =======        =======       =======        ======         ======
TOTAL RETURN(1)                      0.01%        0.00%          0.42%         3.31%         3.93%(2)       3.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $26,626      $29,955        $65,894       $53,873        $6,842         $9,904
Ratio of expenses to average net
  assets before waivers and
  reimbursements                     1.77%        1.89%          1.82%         1.82%         1.85%(3)       1.84%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                     1.27%        1.36%(6)       1.70%         1.70%         1.70%(3)       1.70%
Ratio of net investment income
  (loss) to average net assets       0.01%        0.01%          0.37%         2.93%         4.65%(3)       3.56%
Portfolio turnover rate                N/A          N/A            N/A           N/A           N/A            N/A

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The fund's fiscal year end changed to October 31st.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) Expense ratio includes a practical waiver of 12b-1 fees.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS A


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30         0.30          0.00
  Net realized and unrealized gain (loss) on investments         (0.06)        0.14          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.24         0.44          0.00
Less distributions:
  Dividends from net investment income                           (0.30)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.30)       (0.30)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.08       $10.14        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  2.40%        4.48%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $39,148      $32,753        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.06%        1.34%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.95%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      2.95%        3.14%(4)         --
Portfolio turnover rate(3)                                        108%         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS B


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.23         0.23          0.00
  Net realized and unrealized gain (loss) on investments         (0.06)        0.14          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.17         0.37          0.00
Less distributions:
  Dividends from net investment income                           (0.23)       (0.23)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.23)       (0.23)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.08       $10.14        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  1.68%        3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $12,267      $10,206        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.84%        2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.26%        2.46%(4)         --
Portfolio turnover rate(3)                                        108%         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 94                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS C


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.23         0.23          0.00
  Net realized and unrealized gain (loss) on investments         (0.06)        0.14          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.17         0.37          0.00
Less distributions:
  Dividends from net investment income                           (0.23)       (0.23)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.23)       (0.23)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.08       $10.14        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  1.68%        3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $34,949      $30,660        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.76%        1.96%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.26%        2.44%(4)         --
Portfolio turnover rate(3)                                        108%         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     95

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS A


                                                      YEAR ENDED:                        PERIOD ENDED:   YEAR ENDED:
                                  ----------------------------------------------------     1/1/2000-
                                  10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                             $11.14       $10.78        $10.90         $10.14         $9.93         $10.76
Income from Investment
  Operations:
  Net investment income (loss)         0.32         0.49          0.47           0.55          0.50           0.54
  Net realized and unrealized
    gain (loss) on investments         0.21         0.48          0.00           0.73          0.19          (0.83)
                                   --------     --------      --------       --------       -------        -------
Total from investment operations       0.53         0.97          0.47           1.28          0.69          (0.29)
Less distributions:
  Dividends from net investment
    income                            (0.35)       (0.50)        (0.52)         (0.52)        (0.48)         (0.52)
  Distributions from capital
    gains                             (0.37)       (0.11)        (0.07)          0.00          0.00          (0.02)
  Return of capital                    0.00         0.00          0.00           0.00          0.00           0.00
                                   --------     --------      --------       --------       -------        -------
Total distributions                   (0.72)       (0.61)        (0.59)         (0.52)        (0.48)         (0.54)
                                   --------     --------      --------       --------       -------        -------
Net asset value, end of period       $10.95       $11.14        $10.78         $10.90        $10.14          $9.93
                                   ========     ========      ========       ========       =======        =======
TOTAL RETURN(1)                       5.10%(7)     9.16%         4.50%         12.96%         7.17%(2)      (2.71%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $298,903     $268,655      $215,083       $122,423       $37,290        $57,320
Ratio of expenses to average net
  assets before waivers and
  reimbursements                      1.27%        1.40%         1.42%          1.30%         1.29%(3)       1.29%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                      1.25%        1.25%         1.25%          1.25%         1.24%(3)       1.24%
Ratio of net investment income
  (loss) to average net assets        2.98%        3.39%         4.65%          5.00%         5.88%(3)       5.32%
Portfolio turnover rate(4)             171%         199%          149%           196%          140%           113%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

 96                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS B


                                                      YEAR ENDED:                        PERIOD ENDED:
                                  ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                  10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:          ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                            $11.09        $10.73        $10.85        $10.10          $9.90         $10.72
Income from Investment
  Operations:
  Net investment income (loss)        0.24          0.42          0.40          0.48           0.43           0.47
  Net realized and unrealized
    gain (loss) on investments        0.22          0.47          0.00          0.72           0.20          (0.82)
                                   -------      --------       -------       -------        -------        -------
Total from investment operations      0.46          0.89          0.40          1.20           0.63          (0.35)
Less distributions:
  Dividends from net investment
    income                           (0.28)        (0.42)        (0.45)        (0.45)         (0.43)         (0.45)
  Distributions from capital
    gains                            (0.37)        (0.11)        (0.07)         0.00           0.00          (0.02)
  Return of capital                   0.00          0.00          0.00          0.00           0.00           0.00
                                   -------      --------       -------       -------        -------        -------
Total distributions                  (0.65)        (0.53)        (0.52)        (0.45)         (0.43)         (0.47)
                                   -------      --------       -------       -------        -------        -------
Net asset value, end of period      $10.90        $11.09        $10.73        $10.85         $10.10          $9.90
                                   =======      ========       =======       =======        =======        =======
TOTAL RETURN(1)                      4.37%(7)      8.44%         3.77%        12.12%          6.48%(2)      (3.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                       $91,861      $106,077       $98,028       $55,999        $22,197        $21,442
Ratio of expenses to average net
  assets before waivers and
  reimbursements                     1.97%         2.13%         2.10%         1.96%          1.95%(3)       1.94%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                     1.95%         1.95%         1.95%         1.95%          1.95%(3)       1.94%
Ratio of net investment income
  (loss) to average net assets       2.28%         2.70%         3.92%         4.30%          5.17%(3)       4.62%
Portfolio turnover rate(4)            171%          199%          149%          196%           140%           113%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

THE HARTFORD MUTUAL FUNDS                                                     97

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS C


                                                    YEAR ENDED:                        PERIOD ENDED:    YEAR ENDED:
                                ----------------------------------------------------     1/1/2000-
                                10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:        ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                          $11.12        $10.77        $10.89        $10.14         $9.93           $10.76
Income from Investment
  Operations:
  Net investment income (loss)      0.27          0.42          0.40          0.49          0.44             0.47
  Net realized and unrealized
    gain (loss) on investments      0.23          0.46          0.00          0.71          0.20            (0.82)
                                 -------      --------      --------       -------        ------          -------
Total from investment
  operations                        0.50          0.88          0.40          1.20          0.64            (0.35)
Less distributions:
  Dividends from net
    investment income              (0.28)        (0.42)        (0.45)        (0.45)        (0.43)           (0.46)
  Distributions from capital
    gains                          (0.37)        (0.11)        (0.07)         0.00          0.00            (0.02)
  Return of capital                 0.00          0.00          0.00          0.00          0.00             0.00
                                 -------      --------      --------       -------        ------          -------
Total distributions                (0.65)        (0.53)        (0.52)        (0.45)        (0.43)           (0.48)
                                 -------      --------      --------       -------        ------          -------
Net asset value, end of period    $10.97        $11.12        $10.77        $10.89        $10.14            $9.93
                                 =======      ========      ========       =======        ======          =======
TOTAL RETURN(1)                    4.76%(8)      8.31%         3.80%        12.12%         6.55%(3)        (3.36%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                     $89,504      $110,214      $107,479       $62,222       $16,886          $18,136
Ratio of expenses to average
  net assets before waivers
  and reimbursements               1.86%         2.01%         1.98%         1.97%         1.94%(4)         1.97%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                   1.86%         1.95%         1.95%         1.95%         1.94%(4)         1.95%
Ratio of net investment income
  (loss) to average net assets     2.37%         2.71%         3.92%         4.30%         5.18%(4)         4.62%
Portfolio turnover rate(2)          171%          199%          149%          196%          140%             113%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.
(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

 98                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS A


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.67        $9.88          $9.50
Income from Investment Operations:
  Net investment income (loss)                                    0.40         0.41           0.26
  Net realized and unrealized gain (loss) on investments         (0.01)       (0.21)          0.38
                                                               -------      -------        -------
Total from investment operations                                  0.39         0.20           0.64
Less distributions:
  Dividends from net investment income                           (0.41)       (0.41)         (0.26)
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.41)       (0.41)         (0.26)
                                                               -------      -------        -------
Net asset value, end of period                                   $9.65        $9.67          $9.88
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  4.08%        2.06%          6.87%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $53,401      $65,337        $75,245
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.38%        1.48%          1.59%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.20%        1.20%          1.20%(2)
Ratio of net investment income (loss) to average net assets      4.09%        4.11%          3.58%(2)
Portfolio turnover rate(4)                                        110%         108%           218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS B


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.64        $9.84          $9.46
Income from Investment Operations:
  Net investment income (loss)                                    0.32         0.33           0.21
  Net realized and unrealized gain (loss) on investments          0.00        (0.19)          0.38
                                                               -------      -------        -------
Total from investment operations                                  0.32         0.14           0.59
Less distributions:
  Dividends from net investment income                           (0.34)       (0.34)         (0.21)
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.34)       (0.34)         (0.21)
                                                               -------      -------        -------
Net asset value, end of period                                   $9.62        $9.64          $9.84
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  3.37%        1.45%          6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $26,218      $38,210        $39,276
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.11%        2.21%          2.28%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.90%        1.90%          1.90%(2)
Ratio of net investment income (loss) to average net assets      3.39%        3.41%          2.87%(2)
Portfolio turnover rate(4)                                        110%         108%           218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 100                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS C


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.63        $9.84          $9.46
Income from Investment Operations:
  Net investment income (loss)                                    0.32         0.33           0.21
  Net realized and unrealized gain (loss) on investments          0.00        (0.20)          0.38
                                                               -------      -------        -------
Total from investment operations                                  0.32         0.13           0.59
Less distributions:
  Dividends from net investment income                           (0.34)       (0.34)         (0.21)
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.34)       (0.34)         (0.21)
                                                               -------      -------        -------
Net asset value, end of period                                   $9.61        $9.63          $9.84
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  3.37%        1.34%          6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $13,926      $26,626        $40,708
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.00%        2.07%          2.11%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.90%        1.90%          1.90%(2)
Ratio of net investment income (loss) to average net assets      3.38%        3.43%          2.86%(2)
Portfolio turnover rate(4)                                        110%         108%           218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                    101

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

 102                                                   THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                    103

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 104                                                   THE HARTFORD MUTUAL FUNDS

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                       CLASS     FUND      CUSIP
NAME                                                   SHARES    CODE     NUMBER      SYMBOL
----                                                   ------    ----    ---------    ------
The Hartford Floating Rate Fund                        A         1209    416648558    HFLAX
The Hartford Floating Rate Fund                        B         1210    416648541    HFLBX
The Hartford Floating Rate Fund                        C         1211    416648533    HFLCX
The Hartford High Yield Fund                           A          316    416645489    HAHAX
The Hartford High Yield Fund                           B          202    416645471    HAHBX
The Hartford High Yield Fund                           C          203    416645463    HAHCX
The Hartford Income Fund                               A         1638    416646248    HTIAX
The Hartford Income Fund                               B         1639    416646230    HTIBX
The Hartford Income Fund                               C         1640    416646222    HTICX
The Hartford Inflation Plus Fund                       A         1646    416646156    HIPAX
The Hartford Inflation Plus Fund                       B         1647    416646149    HIPBX
The Hartford Inflation Plus Fund                       C         1648    416646131    HIPCX
The Hartford Money Market Fund                         A          940    416645745    IHAXX
The Hartford Money Market Fund                         B          290    416645737    HMBXX
The Hartford Money Market Fund                         C          259    416645562    HRCXX
The Hartford Short Duration Fund                       A         1642    416646198    HSDAX
The Hartford Short Duration Fund                       B         1643    416646180    HSDBX
The Hartford Short Duration Fund                       C         1644    416646172    HSDCX
The Hartford Total Return Bond Fund                    A          217    416645778    ITBAX
The Hartford Total Return Bond Fund                    B          218    416645760    ITBBX
The Hartford Total Return Bond Fund                    C          254    416645570    HABCX
The Hartford U.S. Government Securities Fund           A         1634    416529410    HUSAX
The Hartford U.S. Government Securities Fund           B         1635    416529394    HUSBX
The Hartford U.S. Government Securities Fund           C         1636    416529386    HUSCX

THE HARTFORD MUTUAL FUNDS                                                    105

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Floating Rate Fund did not commence operations until April 29, 2005. Therefore, Floating Rate Fund has not yet delivered annual or semi-annual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com. Floating Rate Fund will make available its annual/semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the current annual/ semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                                   CLASS A, CLASS B AND CLASS C SHARES

                                   PROSPECTUS
                                   MARCH 1, 2005
                                   (AS SUPPLEMENTED JUNE 15, 2005)

                                  THE HARTFORD TAX-FREE FIXED INCOME FUNDS

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD TAX-FREE CALIFORNIA FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                        THE HARTFORD TAX-FREE MINNESOTA FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE                THE HARTFORD TAX-FREE NATIONAL FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION                THE HARTFORD TAX-FREE NEW YORK FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   THE HARTFORD MUTUAL FUNDS
                                   P.O. BOX 64387
                                   ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                         Introduction                                                           2

A summary of each fund's             The Hartford Tax-Free California Fund                                  3
goals, principal strategies,         The Hartford Tax-Free Minnesota Fund                                   9
main risks, performance              The Hartford Tax-Free National Fund                                   15
and expenses                         The Hartford Tax-Free New York Fund                                   20

Description of other                 Investment strategies and investment matters                          26
investment strategies and
investment risks

Investment manager and               Management of the funds                                               29
management fee information

Information on your account          About your account                                                    32
                                     Choosing a share class                                                32
                                     How sales charges are calculated                                      34
                                     Sales charge reductions and waivers                                   36
                                     Opening an account                                                    41
                                     Buying shares                                                         42
                                     Selling shares                                                        44
                                     Transaction policies                                                  47
                                     Dividends and account policies                                        50
                                     Additional investor services                                          52

Further information on               Financial highlights                                                  54
the funds                            Privacy policy                                                        66
                                     Fund code, CUSIP number and symbol                                    69
                                     For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to accredited investors pursuant to a separate prospectus describing that class. In addition, Tax-Free Minnesota Fund and Tax-Free National Fund offer Class L, Class M, Class N, Class H, Class Z and Class E shares, as applicable, pursuant to another prospectus describing those classes.

Each fund, except the Tax-Free California Fund and Tax-Free New York Fund, is a diversified fund. The Tax-Free California Fund and Tax-Free New York Fund are non-diversified funds. The funds are sometimes known as the Hartford Tax-Free Fixed Income Funds.

Tax-Free California Fund and Tax-Free New York Fund are series of The Hartford Mutual Funds, Inc. Tax-Free Minnesota Fund and Tax-Free National Fund are series of The Hartford Mutual Funds II, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR CALIFORNIA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free California Fund seeks to provide current income exempt from both federal and California income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and California state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of California.

The fund primarily invests in tax-exempt obligations issued by the State of California, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc. ("Moody's") ("Aaa", "Aa", "A" or "Baa"), by Standard & Poor's Corporation ("S&P") ("AAA", "AA", "A" or "BBB") or by Fitch, Inc. ("Fitch") ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of California and its

THE HARTFORD MUTUAL FUNDS                                                      3

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of California municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in California. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  10                     3.80%                        6.14%
   0
 -10
 -20

                          2003                         2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 2.22% (4th quarter, 2003) and the lowest quarterly return was -1.32% (3rd quarter, 2003).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      5

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                           LIFE OF FUND
                                               1 YEAR    (SINCE 10/31/02)
   Class A Return Before Taxes                 1.32%          3.20%
   Class A Return After Taxes on
   Distributions                               1.32%          3.20%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       2.18%          3.28%
   Class B Return Before Taxes                 0.38%          3.30%
   Class C Return Before Taxes                 4.27%          4.71%
   Lehman Brothers California Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                          5.50%          5.76%

INDEX: The Lehman Brothers California Municipal Bond Index is an unmanaged index of California municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%        0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%      1.00%
   Other expenses                               0.18%        0.29%      0.30%
   Total annual operating expenses(3)           0.98%(2)     1.84%      1.85%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  545     $  687     $  288
   Year 3                                      $  748     $  879     $  582
   Year 5                                      $  967     $1,196     $1,001
   Year 10                                     $1,597     $2,159     $2,169

THE HARTFORD MUTUAL FUNDS                                                      7

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  545     $  187     $  188
   Year 3                                      $  748     $  579     $  582
   Year 5                                      $  967     $  996     $1,001
   Year 10                                     $1,597     $2,159     $2,169

 8                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR MINNESOTA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its net assets in investments the income from which is exempt from both federal income tax and the income tax of Minnesota.

The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of

THE HARTFORD MUTUAL FUNDS                                                      9

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of Minnesota municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in Minnesota. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
   0
  -5
               14.09%   2.99%    7.76%    5.76%             10.54%   3.69%    7.79%    4.79%    4.45%
                                                   -2.57%

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.67% (1st quarter, 1995) and the lowest quarterly return was -2.46% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     11

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -0.29%    5.25%     5.36%
   Class A Return After Taxes on Distributions(1)   -0.49%    5.15%     5.24%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            1.44%    5.22%     5.26%
   Class B Return Before Taxes(1)                   -1.24%    5.13%     4.94%
   Class C Return Before Taxes(1)                    2.62%    5.42%     4.94%
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         4.49%    7.21%     7.06%

INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%      0.72%      0.72%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.25%      0.27%      0.26%
   Total annual operating expenses(3)           1.22%(2)   1.99%      1.98%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%. As a result, the distribution and service (12b-1) fees and total annual operating expenses have been restated to reflect the current maximum 12b-1 fee.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  702     $  301
   Year 3                                      $  820     $  924     $  621
   Year 5                                      $1,090     $1,273     $1,068
   Year 10                                     $1,861     $2,317     $2,306

THE HARTFORD MUTUAL FUNDS                                                     13

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  202     $  201
   Year 3                                      $  820     $  624     $  621
   Year 5                                      $1,090     $1,073     $1,068
   Year 10                                     $1,861     $2,317     $2,306

 14                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

THE HARTFORD MUTUAL FUNDS                                                     15

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
               15.86%   3.17%    8.73%    5.23%             9.96%    3.50%    9.70%    4.68%    5.22%
   0
  -5
                                                   -3.66%
 -10

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 6.23% (1st quarter, 1995) and the lowest quarterly return was -2.57% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                    0.53%    5.93%     5.79%
   Class A Return After Taxes on Distributions(1)    0.40%    5.74%     5.68%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            1.79%    5.58%     5.58%
   Class B Return Before Taxes(1)                   -0.49%    5.65%     5.29%
   Class C Return Before Taxes(1)                    3.50%    6.02%     5.31%
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         4.49%    7.21%     7.06%

INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                     17

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.76%           0.76%      0.76%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.24%           0.25%      0.22%
   Total annual operating expenses(3)           1.25%(2)        2.01%      1.98%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.75% and 1.75%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  572     $  704     $  301
   Year 3                                      $  829     $  930     $  621
   Year 5                                      $1,105     $1,283     $1,068
   Year 10                                     $1,893     $2,338     $2,306

 18                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  572     $  204     $  201
   Year 3                                      $  829     $  630     $  621
   Year 5                                      $1,105     $1,083     $1,068
   Year 10                                     $1,893     $2,338     $2,306

THE HARTFORD MUTUAL FUNDS                                                     19

THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR NEW YORK RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free New York Fund seeks to provide current income exempt from federal, New York State and New York City income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal, New York State and New York City income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City.

The fund primarily invests in tax-exempt obligations issued by the State of New York, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of New York and its political subdivisions, the fund will be particularly

 20                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such a crisis before. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will suffer financial difficulties resulting from the attack, and such difficulties could adversely affect the ability of New York municipal issuers to make prompt payment of principal and interest, and/or result in a default or credit rating downgrade. As a result, this fund may be more volatile than a more geographically diversified municipal fund. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or New York State or New York City income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

THE HARTFORD MUTUAL FUNDS                                                     21

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  10                     6.03%                        4.86%
   0
 -10
 -20

                          2003                         2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 3.24% (2nd quarter, 2003) and the lowest quarterly return was -0.71% (3rd quarter, 2003).
--------------------------------------------------------------------------------

 22                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                       0.19%        3.71%
   Class A Return After Taxes on Distributions       0.12%        3.57%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               1.36%        3.62%
   Class B Return Before Taxes                      -0.88%        3.87%
   Class C Return Before Taxes                       3.12%        5.19%
   Lehman Brothers New York Municipal Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.27%        5.16%

INDEX: The Lehman Brothers New York Municipal Bond Index is an unmanaged index of New York municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     23

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.19%      0.19%      0.20%
   Total annual operating expenses(3)           0.99%(2)   1.74%      1.75%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  677     $  278
   Year 3                                      $  751     $  848     $  551
   Year 5                                      $  972     $1,144     $  949
   Year 10                                     $1,608     $2,052     $2,062

 24                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  177     $  178
   Year 3                                      $  751     $  548     $  551
   Year 5                                      $  972     $  944     $  949
   Year 10                                     $1,608     $2,052     $2,062

THE HARTFORD MUTUAL FUNDS                                                     25

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to debt securities, in which all of the Hartford Tax-Free Fixed Income Funds may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective. For the funds, being in a defensive position could result in a portion of the funds' regular income distribution being taxable.

USE OF OPTIONS, FUTURES AND
OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Investments in derivatives may cause the funds to earn income that is taxable when distributed to shareholders.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository

 26                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

THE HARTFORD MUTUAL FUNDS                                                     27

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES


The funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

INVESTMENT POLICIES


Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund each has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of California, Minnesota or New York State and New York City, respectively. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one for each of Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, which means that it may not be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund

THE HARTFORD MUTUAL FUNDS                                                     29

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to each of the funds. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

TAX-FREE NATIONAL FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $50,000,000                        0.80%
Amount Over $50 Million                  0.70%

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $50,000,000                        0.72%
Amount Over $50 Million                  0.70%

TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.55%
Amount Over $500 Million                 0.50%

For each fund's fiscal year ended October 31, 2004, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2004
---------                                      ----------
The Hartford Tax-Free California Fund            0.55%
The Hartford Tax-Free Minnesota Fund             0.72%
The Hartford Tax-Free National Fund              0.76%
The Hartford Tax-Free New York Fund              0.55%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' annual report to shareholders covering the period ending October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

TAX-FREE CALIFORNIA FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE MINNESOTA FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NATIONAL FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NEW YORK FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

THE HARTFORD MUTUAL FUNDS                                                     31

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

of a fund. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of the applicable Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

THE HARTFORD MUTUAL FUNDS                                                     33

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to each fund, for review by the applicable Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the applicable board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the applicable board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the applicable board who are not interested persons of the funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999     4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

THE HARTFORD MUTUAL FUNDS                                                     35

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 4.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-

 36                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

THE HARTFORD MUTUAL FUNDS                                                     37

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of Artisan, Chartwell, GSAM, CRM, Northern Capital and Sterling,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that

 38                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.

As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Partners, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made

THE HARTFORD MUTUAL FUNDS                                                     39

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $19.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $35.4 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     -  non-retirement accounts: $1,000 per fund
     -  retirement accounts: $1,000 per fund
     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund
     -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140               OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     41

BUYING SHARES


 ON THE WEB
              TO ACCESS YOUR ACCOUNTS
  [INTERNET   - Go to www.hartfordinvestor.com
  GRAPHIC]    - Under Client Account Access, click on Hartford Mutual
                Funds, and enter your User ID (SSN) and PIN. First time
                users will need to create a PIN, by clicking on the
                Create/Reset PIN link.

              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
              ACCOUNT
              - Select "Work with Fund" on the fund you want to purchase shares in.
              - First time users will need to select the Add Bank
                Instructions function to setup their bank information online.
              - Once bank instructions have been established, select the purchase shares function and enter the purchase information.
              - After you submit your successful purchase request a
                purchase acknowledgement will be displayed.

              TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
              MUTUAL FUND
              - After logging into your accounts at
                www.hartfordinvestor.com, select "Work with Fund" on one
                of the funds you will be exchanging between.
              - Select the Exchange Shares function and follow the
                instructions on the Exchange Request screen.
              - On the verification page, check the box explaining that
                you have read, understand and accept the terms and
                conditions of the prospectus, and click submit.
              - After you submit your successful exchange request an
                exchange acknowledgement will be displayed.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation
                    Fund. The minimum amount when exchanging into a new
                    account in the Capital Appreciation Fund is $10,000.
 ON THE PHONE
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  [PHONE      ACCOUNT
  GRAPHIC]    - Verify that your bank/credit union is a member of the
                Automated Clearing House (ACH) system.
              - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not
                currently set up, you will be asked to provide bank
                instructions in writing or by fax.
              - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

              TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
              EXISTING HARTFORD MUTUAL FUND
              - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation
                    Fund. The minimum amount when exchanging into a new account in the Capital Appreciation Fund is $10,000.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140               OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                                       PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 42                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 IN WRITING:
   WITH CHECK

                - Make out a check for the investment amount, payable to
  [CHECK          "The Hartford Mutual Funds."
  GRAPHIC]      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
 BY EXCHANGE

                - Write a letter of instruction indicating the fund names,
  [ARROW          share class, account number, the name(s) in which the
  GRAPHIC]        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                Note: The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Capital Appreciation Fund is $10,000.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  [BANK           to:
  GRAPHIC]          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank
                  may charge a fee to wire funds.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140               OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                                       PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     43

SELLING SHARES

 BY LETTER
                                                  - Write a letter of instruction or complete a
  [LETTER GRAPHIC]                                  power of attorney indicating the fund name,
                                                    your share class, your account number, the
                                                    name(s) in which the account is registered
                                                    and the dollar value or number of shares you
                                                    wish to sell.
                                                  - Include all signatures and any additional
                                                    documents that may be required (see
                                                    "Requirements for written requests by
                                                    Seller").
                                                  - Mail the materials to the address below or
                                                    to your plan administrator.
                                                  - A check will be mailed to the name(s) and
                                                    address in which the account is registered,
                                                    or otherwise according to your letter of
                                                    instruction. Overnight delivery may be
                                                    requested for a nominal fee which will be
                                                    deducted from redemption proceeds.
 BY PHONE
                                                  - Restricted to sales of up to $50,000 in any
  [PHONE GRAPHIC]                                   7-day period.
                                                  - To place your order with a representative,
                                                    call the transfer agent at the number below
                                                    between 8 A.M. and 7 P.M. Eastern Time
                                                    (between 7 A.M. and 6 P.M. Central Time)
                                                    Monday through Thursday and between 9:15
                                                    A.M. and 6 P.M. Eastern Time (between 8:15
                                                    A.M. and 5 P.M. Central Time) on Friday.
                                                    Orders received after 4 P.M. Eastern Time (3
                                                    P.M. Central Time) will receive the next
                                                    business day's offering price.
                                                  - For automated service 24 hours a day using
                                                    your touch-tone phone, call the number
                                                    below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                                                  - Fill out the "Telephone Exchanges and
  [BANK GRAPHIC]                                    Telephone Redemption" and "Bank Account or
                                                    Credit Union Information" sections of your
                                                    new account application.
                                                  - Call the transfer agent to verify that the
                                                    telephone redemption privilege is in place
                                                    on an account, or to request the forms to
                                                    add it to an existing account.
                                                  - Generally, amounts of $1,000 or more will be
                                                    wired on the next business day. Your bank
                                                    may charge a fee for this service. Wire
                                                    transfers are available upon request.
                                                  - Amounts of less than $1,000 may be sent by
                                                    EFT or by check. Funds from EFT transactions
                                                    are generally available by the third to
                                                    fifth business day. Your bank may charge a
                                                    fee for this service.
                                                  - Phone requests are limited to amounts up to
                                                    $50,000 in a 7-day period.
 BY EXCHANGE
                                                  - Obtain a current prospectus for the fund
  [ARROW GRAPHIC]                                   into which you are exchanging by calling
                                                    your financial representative or the
                                                    transfer agent at the number below.
                                                  - Call your financial representative or the
                                                    transfer agent to request an exchange.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

 44                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 ON THE WEB
                - Log into your account(s) by using Client Account
  [COMPUTER     - Access at www.HartfordInvestor.com
  GRAPHIC]      - On the Portfolio Summary page, find the fund you want to redeem from and select "Work with Fund"
                - On the Fund Detail page, select either the "Redeem Shares"
                  or "Exchange Shares" function, and click "Go"
                - Complete the Redemption or Exchange Request, and click on
                  "Continue"
                - Verify the transaction information and click on "Submit"
                * Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e. SEP, SIMPLE and
                403B plans), you will not be allowed to enter a redemption request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     45

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                     PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

THE HARTFORD MUTUAL FUNDS                                                     47

TRANSACTION POLICIES
--------------------------------------------------------------------------------

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any other of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in

THE HARTFORD MUTUAL FUNDS                                                     49

TRANSACTION POLICIES
--------------------------------------------------------------------------------

fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income and capital gains of the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund are declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

TAXES ON DISTRIBUTIONS The funds intend to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund's exempt-interest dividends may be subject to state

THE HARTFORD MUTUAL FUNDS                                                     51

TRANSACTION POLICIES
--------------------------------------------------------------------------------

or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

CALIFORNIA INCOME TAXATION (TAX-FREE CALIFORNIA FUND) Tax-Free California Fund intends to comply with certain state tax requirements so that at least a portion of the dividends it pays are "exempt-interest dividends" as defined under California law. To be qualified to pay exempt-interest dividends under California law, at the close of each quarter of its taxable year, at least 50% percent of the value of The Hartford Tax-Free California Fund's total assets must consist of obligations which, when held by an individual, the interest therefrom is exempt from taxation by California. Exempt-interest dividends from Tax-Free California Fund may be subject to California taxes imposed on corporations when distributed to shareholders subject to those taxes.

MINNESOTA INCOME TAXATION (TAX-FREE MINNESOTA FUND) Tax-Free Minnesota Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt interest dividends from Tax-Free Minnesota Fund may be subject to Minnesota taxes imposed on corporations when distributed to shareholders subject to those taxes.

NEW YORK INCOME TAXATION (TAX-FREE NEW YORK FUND) Tax-Free New York Fund intends to comply with certain state tax requirements so that individual shareholders of Tax-Free New York Fund that are residents of New York State will not be subject to New York State income tax on distributions which are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, Tax-Free New York Fund will invest in New York State or municipal bonds. Individual shareholders of Tax-Free New York Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from Tax-Free New York Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS A


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.93       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.38         0.37          0.00
  Net realized and unrealized gain (loss) on investments          0.41        (0.07)         0.00
                                                               -------      -------        ------
Total from investment operations                                  0.79         0.30          0.00
Less distributions:
  Dividends from net investment income                           (0.40)       (0.37)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.40)       (0.37)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.32        $9.93        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  8.15%        3.06%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $14,846      $10,799        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.03%        1.57%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.95%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      3.85%        3.73%(4)         --
Portfolio turnover rate(3)                                         41%          64%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS B


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.92       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.34         0.30          0.00
  Net realized and unrealized gain (loss) on investments          0.38        (0.08)         0.00
                                                                ------       ------        ------
Total from investment operations                                  0.72         0.22          0.00
Less distributions:
  Dividends from net investment income                           (0.33)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.33)       (0.30)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.31        $9.92        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  7.40%        2.23%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,017       $1,827        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.84%        2.32%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      3.12%        3.07%(4)         --
Portfolio turnover rate(3)                                         41%          64%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS C


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.93       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.32         0.30          0.00
  Net realized and unrealized gain (loss) on investments          0.41        (0.07)         0.00
                                                                ------       ------        ------
Total from investment operations                                  0.73         0.23          0.00
Less distributions:
  Dividends from net investment income                           (0.33)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.33)       (0.30)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.33        $9.93        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  7.49%        2.34%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,448       $1,230        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.85%        2.18%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      3.06%        3.02%(4)         --
Portfolio turnover rate(3)                                         41%          64%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS A


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    2/19/2002-
                                                              10/31/2004   10/31/2003(5)    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.46        $10.46          $10.29
Income from Investment Operations:
  Net investment income (loss)                                    0.41          0.38            0.26
  Net realized and unrealized gain (loss) on investments          0.24          0.05            0.16
                                                                ------        ------           -----
Total from investment operations                                  0.65          0.43            0.42
Less distributions:
  Dividends from net investment income                           (0.40)        (0.38)          (0.25)
  Distributions from capital gains                               (0.27)        (0.05)           0.00
  Return of capital                                               0.00          0.00            0.00
                                                                ------        ------           -----
Total distributions                                              (0.67)        (0.43)          (0.25)
                                                                ------        ------           -----
Net asset value, end of period                                  $10.44        $10.46          $10.46
                                                                ======        ======           =====
TOTAL RETURN(3)                                                  6.37%         4.23%           4.16%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $4,286        $3,242          $2,073
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.27%         1.50%           1.37%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.98%         1.15%           1.15%(2)
Ratio of net investment income (loss) to average net assets      3.87%         3.58%           3.57%(2)
Portfolio turnover rate(4)                                         22%           17%             36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS B


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    2/19/2002-
                                                              10/31/2004   10/31/2003(5)    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.46        $10.47          $10.27
Income from Investment Operations:
  Net investment income (loss)                                    0.33          0.31            0.20
  Net realized and unrealized gain (loss) on investments          0.25          0.04            0.20
                                                                ------        ------          ------
Total from investment operations                                  0.58          0.35            0.40
Less distributions:
  Dividends from net investment income                           (0.32)        (0.31)          (0.20)
  Distributions from capital gains                               (0.27)        (0.05)           0.00
  Return of capital                                               0.00          0.00            0.00
                                                                ------        ------          ------
Total distributions                                              (0.59)        (0.36)          (0.20)
                                                                ------        ------          ------
Net asset value, end of period                                  $10.45        $10.46          $10.47
                                                                ======        ======          ======
TOTAL RETURN(3)                                                  5.71%         3.42%           3.93%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $645          $532            $238
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.99%         2.21%           2.09%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.68%         1.85%           1.85%(2)
Ratio of net investment income (loss) to average net assets      3.16%         2.88%           2.73%(2)
Portfolio turnover rate(4)                                         22%           17%             36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS C


                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    2/19/2002-
                                                              10/31/2004   10/31/2003(5)    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.48        $10.48          $10.27
Income from Investment Operations:
  Net investment income (loss)                                    0.33          0.31            0.20
  Net realized and unrealized gain (loss) on investments          0.24          0.05            0.21
                                                                ------        ------          ------
Total from investment operations                                  0.57          0.36            0.41
Less distributions:
  Dividends from net investment income                           (0.32)        (0.31)          (0.20)
  Distributions from capital gains                               (0.27)        (0.05)           0.00
  Return of capital                                               0.00          0.00            0.00
                                                                ------        ------          ------
Total distributions                                              (0.59)        (0.36)          (0.20)
                                                                ------        ------          ------
Net asset value, end of period                                  $10.46        $10.48          $10.48
                                                                ======        ======          ======
TOTAL RETURN(3)                                                  5.60%         3.51%           4.03%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $321          $414            $304
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.98%         2.09%           1.92%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.69%         1.85%           1.85%(2)
Ratio of net investment income (loss) to average net assets      3.15%         2.88%           2.79%(2)
Portfolio turnover rate(4)                                         22%           17%             36%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                     59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS A


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.07       $11.28         $10.99
Income from Investment Operations:
  Net investment income (loss)                                    0.45         0.41           0.26
  Net realized and unrealized gain (loss) on investments          0.32         0.04           0.30
                                                               -------      -------        -------
Total from investment operations                                  0.77         0.45           0.56
Less distributions:
  Dividends from net investment income                           (0.45)       (0.41)         (0.27)
  Distributions from capital gains                               (0.17)       (0.25)          0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.62)       (0.66)         (0.27)
                                                               -------      -------        -------
Net asset value, end of period                                  $11.22       $11.07         $11.28
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  7.10%        4.18%          5.17%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $35,210      $21,457        $12,192
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.30%        1.61%          1.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.08%        1.15%          1.15%(2)
Ratio of net investment income (loss) to average net assets      4.04%        3.75%          3.31%(2)
Portfolio turnover rate(4)                                         18%          35%            47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS B


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.00       $11.21        $10.97
Income from Investment Operations:
  Net investment income (loss)                                    0.37         0.33          0.20
  Net realized and unrealized gain (loss) on investments          0.32         0.04          0.25
                                                                ------       ------        ------
Total from investment operations                                  0.69         0.37          0.45
Less distributions:
  Dividends from net investment income                           (0.37)       (0.33)        (0.21)
  Distributions from capital gains                               (0.17)       (0.25)         0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.54)       (0.58)        (0.21)
                                                                ------       ------        ------
Net asset value, end of period                                  $11.15       $11.00        $11.21
                                                                ======       ======        ======
TOTAL RETURN(3)                                                  6.39%        3.43%         4.18%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $6,236       $6,598        $3,764
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.01%        2.33%         2.33%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.78%        1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.32%        3.05%         2.54%(2)
Portfolio turnover rate(4)                                         18%          35%           47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                     61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS C


                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.02       $11.23        $10.97
Income from Investment Operations:
  Net investment income (loss)                                    0.37         0.33          0.20
  Net realized and unrealized gain (loss) on investments          0.33         0.04          0.27
                                                                ------       ------        ------
Total from investment operations                                  0.70         0.37          0.47
Less distributions:
  Dividends from net investment income                           (0.37)       (0.33)        (0.21)
  Distributions from capital gains                               (0.17)       (0.25)         0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.54)       (0.58)        (0.21)
                                                                ------       ------        ------
Net asset value, end of period                                  $11.18       $11.02        $11.23
                                                                ======       ======        ======
TOTAL RETURN(3)                                                  6.47%        3.42%         4.37%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $8,357       $7,588        $3,121
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.98%        2.21%         2.18%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.78%        1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.33%        3.06%         2.57%(2)
Portfolio turnover rate(4)                                         18%          35%           47%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS A


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.15       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.37         0.34          0.00
  Net realized and unrealized gain (loss) on investments          0.37         0.16          0.00
                                                               -------       ------        ------
Total from investment operations                                  0.74         0.50          0.00
Less distributions:
  Dividends from net investment income                           (0.39)       (0.35)         0.00
  Distributions from capital gains                               (0.08)        0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------       ------        ------
Total distributions                                              (0.47)       (0.35)         0.00
                                                               -------       ------        ------
Net asset value, end of period                                  $10.42       $10.15        $10.00
                                                               =======       ======        ======
TOTAL RETURN(2)                                                  7.52%        5.03%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $10,541       $8,602        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.04%        1.63%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.91%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      3.66%        3.34%(4)         --
Portfolio turnover rate(3)                                         24%          54%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS B


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.15       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30         0.27          0.00
  Net realized and unrealized gain (loss) on investments          0.37         0.16          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.67         0.43          0.00
Less distributions:
  Dividends from net investment income                           (0.32)       (0.28)         0.00
  Distributions from capital gains                               (0.08)        0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.40)       (0.28)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.42       $10.15        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.76%        4.30%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,568       $1,051        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.74%        2.38%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.61%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.96%        2.64%(4)         --
Portfolio turnover rate(3)                                         24%          54%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS C


                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.15       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30         0.27          0.00
  Net realized and unrealized gain (loss) on investments          0.37         0.16          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.67         0.43          0.00
Less distributions:
  Dividends from net investment income                           (0.32)       (0.28)         0.00
  Distributions from capital gains                               (0.08)        0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.40)       (0.28)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.42       $10.15        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.76%        4.30%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,973       $1,393        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.75%        2.26%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.62%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.95%        2.67%(4)         --
Portfolio turnover rate(3)                                         24%          54%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                     65

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

 66                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     67

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 68                                                    THE HARTFORD MUTUAL FUNDS

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                       CLASS     FUND      CUSIP
NAME                                                   SHARES    CODE     NUMBER      SYMBOL
----                                                   ------    ----    ---------    ------
The Hartford Tax-Free California Fund                  A         1650    416648103    HTFAX
The Hartford Tax-Free California Fund                  B         1651    416648202    HTFBX
The Hartford Tax-Free California Fund                  C         1652    416648301    HTFCX
The Hartford Tax-Free Minnesota Fund                   A         1626    416529618    HTMAX
The Hartford Tax-Free Minnesota Fund                   B         1627    416529592    HTMBX
The Hartford Tax-Free Minnesota Fund                   C         1628    416529584    HTMCX
The Hartford Tax-Free National Fund                    A         1630    416529519    HTNAX
The Hartford Tax-Free National Fund                    B         1631    416529493    HTNBX
The Hartford Tax-Free National Fund                    C         1632    416529485    HTNCX
The Hartford Tax-Free New York Fund                    A         1654    416648509    HTYAX
The Hartford Tax-Free New York Fund                    B         1655    416648608    HTYBX
The Hartford Tax-Free New York Fund                    C         1656    416648707    HTYCX

THE HARTFORD MUTUAL FUNDS                                                     69

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.
STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/ semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               APRIL 29, 2005
                               (AS SUPPLEMENTED JUNE 15, 2005)

                              THE HARTFORD SELECT FUNDS

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND              THE HARTFORD SELECT MIDCAP GROWTH FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                   THE HARTFORD SELECT MIDCAP VALUE FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                         Introduction                                                           2

A summary of each fund's             The Hartford Select MidCap Growth Fund                                 3
goals, principal strategies,         The Hartford Select MidCap Value Fund                                  6
main risks, performance and
expenses

Description of other                 Investment strategies and investment matters                           9
investment strategies and
investment risks

Investment manager and               Management of the funds                                               17
management fee information

Information on your account          About your account                                                    23
                                     Choosing a share class                                                23
                                     How sales charges are calculated                                      26
                                     Sales charge reductions and waivers                                   27
                                     Opening an account                                                    31
                                     Buying shares                                                         33
                                     Selling shares                                                        35
                                     Transaction policies                                                  38
                                     Dividends and account policies                                        41
                                     Additional investor services                                          42

Further information on               Financial highlights                                                  44
the funds                            Privacy policy                                                        45
                                     Fund code, CUSIP number and symbol                                    48
                                     For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to accredited investors pursuant to a separate prospectus describing that class.

Each fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $600 million to $33.8 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.

Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.

Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be

THE HARTFORD MUTUAL FUNDS                                                      3

THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.90%      0.90%      0.90%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.38%      0.38%      0.38%
   Total annual operating expenses(4)           1.53%(2)   2.28%      2.28%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated for the current fiscal year.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  697     $  731      $331
   Year 3                                      $1,007     $1,012      $712

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  697      $231       $231
   Year 3                                      $1,007      $712       $712

THE HARTFORD MUTUAL FUNDS                                                      5

THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap Value Index. As of December 31, 2004, the market capitalization of companies included in this index ranged from approximately $63 million to $34 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Artisan Partners Limited Partnership's ("Artisan") mid-cap value strategy invests in a diversified portfolio of mid-cap value companies that Artisan believes are undervalued, in solid financial condition and provide a controlled level of risk. Artisan uses its own research process to analyze potential investments for the portfolio. The focus is on individual companies, rather than on trends in the economy or securities markets. The strategy often finds investment opportunities in companies that have one or more of the following characteristics: turnarounds, companies in transition, companies with hidden assets and companies whose earnings have fallen short of expectations.

Cramer Rosenthal McGlynn, LLC ("CRM") views investment prospects on a long-term basis, believing that successful investing is a result of recognizing change that is material to the operations of a company, often coinciding with misunderstanding and confusion that can result in the securities of a business becoming undervalued relative to its future prospects and peers. CRM's objective is to identify this dynamic change at an early stage, conduct an appraisal of the business, and assess the market's perceptions. CRM uses a bottom-up strategy, conducting comprehensive due diligence that looks for companies that are analyzable and corporate management that is accessible.

Sterling Capital Management LLC's ("Sterling") approach to mid-cap equity management is fundamental, bottom-up and value oriented. Its strategy is to identify stocks of quality companies selling at large discounts to the underlying value of the business. Sterling refers to its philosophy as an "owner's approach" to investing, asking the same questions that a potential owner would ask if they were to enter into a private purchase transaction, examining all factors relevant to the worth of the ongoing business using traditional fundamental security analysis. Like the owner, Sterling focuses on balance sheet quality, normalized earnings power, industry stability and management talent, among other factors.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The sub-advisers' investment strategies will significantly influence the fund's performance. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD SELECT MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.35%      0.35%      0.35%
   Total annual operating expenses(4)           1.60%(2)   2.35%      2.35%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated for the current fiscal year.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.55%, 2.30%, and 2.30%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  704     $  738      $338
   Year 3                                      $1,027     $1,033      $733

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  704      $238       $238
   Year 3                                      $1,027      $733       $733

 8                                                     THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

IMPLEMENTATION OF PRINCIPAL INVESTMENT STRATEGIES


THE HARTFORD SELECT MIDCAP GROWTH FUND

In implementing a mid-cap strategy for the Select MidCap Growth Fund, the Chartwell team of managers and analysts rely on both proprietary and non-proprietary sources of information for the investment decisions, including direct company contacts, unbiased primary information sources, such as suppliers and customers, as well as Wall Street research for basic company and industry information. Individual securities are evaluated using conservative valuation parameters, measured against their historical levels and relative to a peer universe. Among the valuation metrics utilized are price to earnings, earnings growth rates, ratio of price to earnings to growth, price to cash flow, return on equity, return on assets, return on investments, as well as quarterly earnings expectations and results.

In constructing portfolios of sound investments, Chartwell utilizes a continuous process of fundamental research, evaluation, portfolio construction and monitoring. The investment universe comprises 800 securities ranging in market capitalization between $1.5 billion and $10 billion with a median of approximately $3 billion. The portfolio managers initiate investment ideas opportunistically, when securities are attractively valued, yet concentrate holdings in companies best positioned for rapid growth. The portfolio typically comprises 50-60 names. Chartwell's mid-cap growth investment style lies between growth at a reasonable price and momentum investing.

In implementing a bottom-up investment process that seeks to identify high quality growth companies, the GSAM investment team conducts fundamental analysis of industry and company financials to determine the real worth of the business. In an effort to buy businesses poised for long-term growth, the research team focuses on companies with strong business franchises, favorable long-term prospects and exceptional management. In addition, analysts evaluate the strategic long-term growth capabilities of a business rather than short-term factors. The end result is a portfolio of high quality growth companies with relatively low turnover. The investment process begins with a universe of companies with market capitalizations ranging from $500 million to $13 billion. Investment ideas originate from internal investment group meetings, periodicals or through discussions with other companies under coverage. Companies are evaluated based on numerous investment criteria, namely dominant market shares, established brand names, pricing power, recurring revenue streams, free cash flow, high returns on invested capital, predictable and sustainable growth, long product life cycles, enduring competitive advantage, favorable demographics and excellent management. If the company meets the investment criteria, analysts create a financial model based on the balance sheet, income and cash flow statements and also calculate the company's total enterprise value. Analysts will also meet with management, competitors, customers and suppliers to assess the company's long-term fundamentals, business plan and current and future challenges. The portfolio ultimately consists of approximately 60-80 securities with a median market capitalization of $3 billion to $4 billion. Analysts concentrate on growth companies whose intrinsic business value is attractive relative to its stock price and is expected to increase over time. The expectation is that investing in a growth company at a discount provides a margin of safety and a potential for incremental return to the portfolio as the gap between the stock price and intrinsic value contracts. This is also a key component of GSAM's ability to manage risk over the long term. As it relates to risk management, GSAM employs a number of policies and procedures in portfolio construction, which include monitoring of sector, industry and stock exposures, and utilizes a variety of portfolio construction analysis tools.

THE HARTFORD MUTUAL FUNDS                                                      9

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

In implementing a mid-cap growth strategy to identify and select growth companies, the Northern Capital investment team combines traditional fundamental research with competitive analysis to rank securities based on the level and sustainability of their earnings growth. The team then constructs the portfolio by purchasing securities where the market price does not fully reflect the company's underlying growth prospects. This disciplined process is intended to produce long-term results that exceed the returns of the overall market over a full market cycle. The mid-cap coverage universe initially comprises some 350 companies based on the following criteria: market capitalizations generally between $1 billion to $12 billion, historical earnings per share growth faster than the market, leaders within their respective industries and strong competitive position. Investment analysts construct proprietary earnings models and competitive advantage rankings based on information gathered from various company and industry sources. Analysts' growth assumptions and competitive advantage rankings are also used to develop terminal price/earnings models that reflect analysts' assumptions about the sustainability of each company's long-term earnings. The portfolio is constructed from 50-65 of the most attractive stocks (with a median market capitalization below $5 billion) based on expected returns and consistent with industry diversification constraints.

THE HARTFORD SELECT MIDCAP VALUE FUND

After identifying companies that appear to present investment opportunities, Artisan does in-depth financial analysis, looking primarily for three attributes: undemanding valuation (securities selling at a value significantly below Artisan's estimate of the value of the business), favorable economics (cash-producing businesses that Artisan believes are capable of earning acceptable returns on capital over the company's business cycle) and financial strength (companies with an acceptable level of debt and positive cash flow). The research process involves several key steps, including an in-depth analysis of the financial statements, an examination of the company's competitive position within its industry, a thorough analysis and review of the company's resources, and a review of business economics and cash flows. Artisan invests primarily in stocks with market caps between $1.5 billion and $10 billion at the time of initial investment by Artisan, though as long as an investment continues to meet Artisan's other investment criteria, Artisan may choose to hold a stock even if the company grows beyond the $10 billion capitalization level or falls below the $1.5 billion capitalization level.

The Artisan portion of the portfolio is broadly diversified by sector and security. Exposure to a single industry reflects Artisan's perception of investment opportunities within the market but does not exceed 25% of the Artisan portion of the portfolio (at market value at time of purchase). Positions are limited to a maximum of 5% of net assets of the Artisan portion of the portfolio (at market value at time of purchase). Artisan tries to maintain a cash position of no more than 5% of net assets of the Artisan portion of the portfolio, although cash flows from shareholder investments and redemptions and purchases and sales of portfolio securities may cause the cash position of the Artisan portion of the portfolio to be larger or smaller.

Artisan monitors each holding closely, evaluating new information relative to the original reasons for investing. Stocks generally are sold when Artisan thinks the stock is too expensive compared to its estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, the company exhibits deteriorating fundamentals or more attractive alternatives are identified.

CRM's mid-cap value strategy is bottom-up with an initial stock universe of 1,000-1,200 securities with market capitalization ranging from $1 billion -- $10 billion, at purchase. Initial stock purchases represent 1-5% of the account depending on the liquidity of the individual security. The maximum position size may be allowed to appreciate to no

 10                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

more than 8% of the account. Although the firm's investment style is clearly bottom-up, CRM adheres to broad sector limits of 35% of the portfolio. A typical portfolio will hold 50-65 securities with an average annual turnover of 80-100%.

The investment process begins by the early identification of dynamic change that is material to the operations of a publicly traded company. CRM is attracted to companies, which will look different tomorrow -- operationally, financially, managerially -- when compared to yesterday. In its experience, this change often creates confusion and misunderstanding which can lead to undervaluation by the market. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of manufacturing/distribution, regulatory change, etc. Once change is identified, CRM conducts an appraisal of the business by producing a financial model based principally upon projected cash flow (which normalizes the inconsistencies of GAAP reported earnings). This appraisal is evaluated in the context of what the market is willing to pay for comparable companies as publicly traded stocks and also what a strategic buyer would pay for the whole company. CRM also evaluates the degree of recognition of the business by investors by monitoring the number and opinions of sell side analysts who closely follow the company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

Ideas are generated from a variety of sources including: qualitative; news services; event driven information; quantitative screens; price/neglect and metrics/valuation relationships; 'Connecting the Dots' research; companies within the same industry and companies in separate industries. CRM's ideas are generated internally with tremendous interaction between the group of 18 investment research professionals. The investment professionals regularly meet companies around the country and sponsor more than 300 company/management meetings. Approximately, 90% of its research is internally sourced through a variety of means. With a research staff of 18, most of CRM's company research will be done in house as opposed to using outside sources. However, CRM does use outside sources to corroborate its conclusions and to see what expectations a company may have.

Sterling's stock selection process begins with a universe of companies with market capitalization ranging from $1 billion to $10 billion. This universe includes over 1000 companies and incorporates a full range of industries and sectors. Sterling uses both structured and non-structured screens to narrow this universe, resulting in list of 200-300 companies that are more closely analyzed as potential investments. With a focus on fundamentals, Sterling's equity investment team seeks businesses with strong cash flow, a competitive advantage, balance sheet strength and above average profitability. The team is also looking for quality management with characteristics of insider ownership, fair incentive compensation, and a long-term history of skilled capital allocation decisions. In establishing a company's intrinsic value, the firm utilizes multiple valuation tools. The primary valuation technique employed is a comprehensive discounted cash flow model. Buy and sell targets are based on Sterling's estimate of intrinsic value. The valuation generated is assessed using a market-based approach and compared versus private transactions among industry peers for reasonableness. Sterling maintains a proprietary database of mergers and acquisitions by industry and the corresponding metrics for each transaction.

Once each investment candidate is thoroughly researched and reviewed, Sterling constructs a "best ideas" portfolio consisting of 40-50 stocks. Portfolio risk is controlled based on multiple criteria within the portfolio, including a rigorously followed sell discipline. The equity team remains aware of and seeks to avoid significant sector

THE HARTFORD MUTUAL FUNDS                                                     11

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

concentration, with no more than a 15-percentage point overweight versus the benchmark.

INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which each fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND
OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS


Each fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers and non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Each Fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Each fund may invest in the securities of small capitalization companies, but not as a principal investment strategy.

THE HARTFORD MUTUAL FUNDS                                                     13

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The

 14                                                    THE HARTFORD MUTUAL FUNDS
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                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES


Select MidCap Growth Fund is expected to have relatively high portfolio turnover. Select MidCap Value Fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Each fund has a name which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written

THE HARTFORD MUTUAL FUNDS                                                     15

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.

 16                                                    THE HARTFORD MUTUAL FUNDS
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                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The Select MidCap Growth Fund and the Select MidCap Value Fund rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the Select MidCap Growth Fund or the Select MidCap Value Fund, as applicable. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the ongoing investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

THE HARTFORD MUTUAL FUNDS                                                     17

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISERS


Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the Select MidCap Growth Fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of December 31, 2004, Chartwell managed over $6.4 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.

Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the Select MidCap Growth Fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $463.2 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.

Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the Select MidCap Growth Fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of December 31, 2004, Northern Capital had investment management authority over $2.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.

Artisan Partners Limited Partnership ("Artisan") is an investment sub-adviser to the Select MidCap Value Fund. Artisan, a Delaware limited partnership, is a registered investment adviser providing investment management services to pension and profit sharing plans, trusts, endowments, foundations and charitable organizations and investment management and, in some cases, administrative services to investment companies. As of December 31, 2004, Artisan had investment management authority over approximately $40.4 billion in assets. Artisan is principally located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Cramer Rosenthal McGlynn, LLC ("CRM") is an investment sub-adviser to the Select MidCap Value Fund. CRM is an investment management company providing services to the institutional community representing corporate pensions, public funds, educational, community, religious and private endowments and foundations, as well

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

as investment companies and individuals. As of December 31, 2004, Cramer Rosenthal McGlynn had approximately $7.0 billion in assets under management. CRM is principally located at 520 Madison Avenue, New York, NY, 10022.

Sterling Capital Management LLC ("Sterling") is an investment sub-adviser to the Select MidCap Value Fund. Sterling, a North Carolina limited liability company, is an independent investment firm that provides investment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 2004, Sterling had investment authority over approximately $7.7 billion in assets. Sterling is principally located at 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       1.00%
Next $500,000,000                        0.95%
Amount Over $1 Billion                   0.90%

SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500,000,000                       0.90%
Next $500,000,000                        0.85%
Amount Over $1 Billion                   0.80%

Select MidCap Growth Fund did not commence operations until January 1, 2005, and Select MidCap Value Fund did not commence operations until April 29, 2005. Therefore, information is not available regarding fees paid by the funds to HIFSCO.

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' annual report to shareholders covering the period ending October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

SELECT MIDCAP GROWTH FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers

Chartwell Investment Partners, L.P. The portion of the fund allocated to Chartwell is co-managed by Edward N. Antoian and Mark J. Cunneen.

Edward N. Antoian, Managing Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Antoian joined Chartwell in 1997 and has been the co-portfolio manager for Chartwell's Small Cap Growth and Mid Cap Growth Products where he is responsible for securities analysis in the Consumer, Healthcare & Services sectors. From 1984 to 1997, he was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.

Mark J. Cunneen, Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Cunneen joined Chartwell in 2003 as Partner and Senior Portfolio Manager for the Mid Cap Growth Product where he is responsible for

THE HARTFORD MUTUAL FUNDS                                                     19

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

securities analysis in the Consumer Sector. Prior to joining Chartwell, he was a Managing Partner and Portfolio Manager at Churchfield Capital, where he founded and managed long/short equity hedge funds from 2002 to 2003. From 2000 to 2002, Mr. Cunneen was employed by J & W Seligman as a Portfolio Manager and was head of the Small Cap Growth Product.

Mr. Antoian and Mr. Cunneen make investment decisions for the Select MidCap Growth Fund at both the individual and the team level.

Goldman Sachs Asset Management, L.P. The portion of the fund allocated to GSAM is co-managed by a team of investment professionals led by Co-Chief Investment Officers Herbert E. Ehlers, David G. Shell, Steven M. Barry and Greg H. Ekizian.

Herbert E. Ehlers, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ehlers joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Team in 1997. Mr. Ehlers is the lead manager of the Growth Team.

David G. Shell, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Shell joined GSAM as a portfolio manager in 1997. Mr. Shell has primary responsibility for investment research in entertainment, cable television, broadcasting, telecommunications and wireless communications.

Steven M. Barry, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Barry joined GSAM as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management. Mr. Barry has primary responsibility for investment research in media, communications and technology and is also responsible for the team's Mid-Cap Growth strategy.

Gregory H. Ekizian, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ekizian joined GSAM as portfolio manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Ekizian has primary responsibility for investment research in household products, pharmaceuticals, restaurants, consumer promotion and lodging.

Northern Capital Management, LLC The portion of the fund allocated to Northern is co-managed by Daniel T. Murphy and Brian A. Hellmer.

Daniel T. Murphy, President and Chief Investment Officer at Northern Capital, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Murphy joined Northern Capital in 1995 and has been President and Chief Investment Officer at Northern Capital during the past five years. He heads the investment management group, where he is responsible for all aspects of portfolio management. He is also Chairman of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation modeling. Mr. Murphy also conducts primary research and stock selection activities for various industry groups and manages the research efforts of three other analysts. Mr. Murphy has responsibility for the final decision on investment.

Brian A. Hellmer, Senior Vice President and Director of Research at Northern Capital, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Hellmer joined Northern Capital in 1996 and has been Director of Research at Northern Capital during the past five years. He manages investment analysts and traders, and has portfolio management responsibility for client accounts. He is also a member of Northern Capital's Investment Committee, where he participates in Northern Capital's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

security valuation efforts. He also conducts primary research and stock selection activities for various industry groups and manages the research efforts of three other analysts.

SELECT MIDCAP VALUE FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers

Artisan Partners Limited Partnership The portion of the fund allocated to Artisan is co-managed by James C. Kieffer and Scott C. Satterwhite.

James C. Kieffer, Managing Director of Artisan, has served as a portfolio manager for Artisan, sub-adviser to the Fund, since the Fund's inception (2005). Mr. Kieffer has co-managed Artisan's Mid-Cap Value equity portfolios, including Artisan Mid Cap Value Fund, since November 2001 and has been portfolio manager of Artisan's Small-Cap Value equity portfolios, including Artisan Small Cap Value Fund, since July 2000. Mr. Kieffer joined Artisan as an investment analyst in 1997.

Scott C. Satterwhite, Managing Director of Artisan, has served as portfolio manager for Artisan, sub-adviser to the Fund, since the Fund's inception (2005). Mr. Satterwhite has co-managed Artisan's Mid-Cap Value equity portfolios, including Artisan Mid Cap Value Fund, since November 2001 and has been portfolio manager of Artisan's Small-Cap Value equity portfolios, including Artisan Small Cap Value Fund, since joining Artisan as a portfolio manager in 1997.

All members of Artisan's Mid-Cap Value investment team, including Messrs. Kieffer and Satterwhite, conduct investment research. Each team member works independently to develop investment ideas, though final purchase and sale decisions with respect to portfolio securities are the joint responsibility of Mr. Kieffer and Mr. Satterwhite as portfolio managers.

Cramer Rosenthal McGlynn, LLC The portion of the fund allocated to CRM is co-managed by Jay B. Abramson and Robert Rewey, III.

Jay B. Abramson, President, Chief Investment Officer and Equity Portfolio Manager, has served as portfolio manager of the fund since its inception (2005). Mr. Abramson joined CRM as a portfolio manager in 1985. Mr. Abramson has overall responsibility for the investment group.

Robert Rewey III, CFA, Vice President, Equity Portfolio Manager and Senior Research Analyst of CRM, has served as portfolio manager of the fund since its inception (2005). Mr. Rewey joined CRM as a portfolio manager in 2003. Prior to joining CRM, Mr. Rewey spent eight years as a portfolio manager and senior analyst at Sloate, Weisman, Murray & Co., Inc. Mr. Rewey is responsible for portfolio management and research for the investment group.

Sterling Capital Management LLC The portion of the fund allocated to Sterling is co-managed by Eduardo Brea, Brian Walton, Patrick Rau and Timothy Beyer.

Eduardo Brea, Managing Director, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Brea joined Sterling as a portfolio manager in 1995.

Brian Walton, Managing Director, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Walton joined Sterling as a portfolio manager in 1995.

Patrick Rau, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Rau joined Sterling as a portfolio manager in 2001. From 1995 to 2001, Mr. Rau was a portfolio manager at Bank of America Capital Management.

Timothy Beyer, Director and Principal, Equity Portfolio Manager of Sterling, has served as portfolio manager of the fund since its inception (2005). Mr. Beyer joined Sterling as a portfolio manager in 2004. From 2003 to 2004, Mr. Beyer was a portfolio manager at AIM Investments Inc.

THE HARTFORD MUTUAL FUNDS                                                     21

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

From 2000 to 2003, he was a portfolio manager at USAA Investment Management Co.

The equity portfolio managers and analysts at Sterling work as an investment team, with each member of the group conducting investment research in a generalist capacity. The team's co-portfolio managers share final decision-making authority with regard to all buy and sell decisions.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the board of directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a fund. HIFSCO is not obligated to sell any specific amount of shares of any fund.

THE HARTFORD MUTUAL FUNDS                                                     23

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

DISTRIBUTION PLANS

The Company, on behalf of its funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to each fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit each applicable fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board who are not interested persons of the funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.

THE HARTFORD MUTUAL FUNDS                                                     25

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any

THE HARTFORD MUTUAL FUNDS                                                     27

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of Artisan, Chartwell, GSAM, CRM, Northern Capital and Sterling,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and

THE HARTFORD MUTUAL FUNDS                                                     29

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

(2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Partners, Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees.

Select MidCap Growth Fund did not commence operations until January 1, 2005, and Select MidCap Value Fund did not commence operations until April 29, 2005. Therefore, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by the distributor or its affiliates to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

                   ADDRESS:                                                   PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                                     1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                              ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     31

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     -  non-retirement accounts: $1,000 per fund

     -  retirement accounts: $1,000 per fund

     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund

     -  subsequent investments: $50 per fund

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                                   PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                                     1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                              ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 32                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [COMPUTER     - Go to www.hartfordinvestor.com
  GRAPHIC]      - Under Client Account Access, click on Hartford Mutual
                  Funds, and enter your User ID (SSN) and PIN. First time
                  users will need to create a PIN, by clicking on the
                  Create/Reset PIN link.

                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - Select "Work with Fund" on the fund you want to purchase shares in.
                - First time users will need to select the Add Bank
                  Instructions function to setup their bank information online.
                - Once bank instructions have been established, select the purchase shares function and enter the purchase information.
                - After you submit your successful purchase request a
                  purchase acknowledgement will be displayed.

                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                MUTUAL FUND
                - After logging into your accounts at
                  www.hartfordinvestor.com, select "Work with Fund" on one
                  of the funds you will be exchanging between.
                - Select the Exchange Shares function and follow the
                  instructions on the Exchange Request screen.
                - On the verification page, check the box explaining that
                  you have read, understand and accept the terms and
                  conditions of the prospectus, and click submit.
                - After you submit your successful exchange request an
                  exchange acknowledgement will be displayed.
                Note: The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Capital Appreciation Fund is $10,000.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  [PHONE        ACCOUNT
  GRAPHIC]      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not
                  currently set up, you will be asked to provide bank
                  instructions in writing or by fax.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
                Note: The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new account in the Capital Appreciation Fund is $10,000.

                    ADDRESS:                                                PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                                 1-888-THE-STAG (843-7824)
                  P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                            ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     33

BUYING SHARES


 IN WRITING:
   WITH CHECK
                - Make out a check for the investment amount, payable to
  [CHECK          "The Hartford Mutual Funds."
  GRAPHIC]      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.

 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  [ARROW          share class, account number, the name(s) in which the
  GRAPHIC]        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                Note: The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Capital Appreciation Fund is $10,000.

 BY WIRE
                - Instruct your bank to wire the amount of your investment
  [BANK           to:
  GRAPHIC]          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)

Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

                   ADDRESS:                                                   PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                                     1-888-THE-STAG (843-7824)
                P.O. BOX 9140
          MINNEAPOLIS, MN 55480-9140                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                              ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 34                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Requirements for written requests by
                  Seller").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Orders received after 4 P.M. Eastern Time (3
                  P.M. Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BANK           Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
             ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     35

SELLING SHARES


 ON THE WEB
                - Log into your account(s) by using Client Account
  [INTERNET     - Access at www.HartfordInvestor.com
  GRAPHIC]      - On the Portfolio Summary page, find the fund you want to redeem from and select "Work with Fund"
                - On the Fund Detail page, select either the "Redeem Shares"
                  or "Exchange Shares" function, and click "Go"
                - Complete the Redemption or Exchange Request, and click on
                  "Continue"
                - Verify the transaction information and click on "Submit"
                * Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e. SEP, SIMPLE and
                403B plans), you will not be allowed to enter a redemption request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".

                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
             ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 36                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
             ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     37

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

THE HARTFORD MUTUAL FUNDS                                                     39

TRANSACTION POLICIES
--------------------------------------------------------------------------------

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

THE HARTFORD MUTUAL FUNDS                                                     41

TRANSACTION POLICIES
--------------------------------------------------------------------------------

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH

 42                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Select MidCap Growth Fund did not commence operations until January 1, 2005, and select MidCap Value Fund did not commence operations until April 29, 2005. Therefore, no financial highlights information is available.

 44                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or
b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

THE HARTFORD MUTUAL FUNDS                                                     45

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.
As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

 46                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS                                                     47

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                          CLASS    FUND     CUSIP
NAME                                      SHARES   CODE    NUMBER     SYMBOL
----                                      ------   ----   ---------   ------
The Hartford Select MidCap Growth Fund    A        1201   416648640   HSMAX
The Hartford Select MidCap Growth Fund    B        1202   416648632   HSMBX
The Hartford Select MidCap Growth Fund    C        1203   416648624   HTSCX
The Hartford Select MidCap Value Fund     A        1213   416648517   HFVAX
The Hartford Select MidCap Value Fund     B        1214   416648491   HSVBX
The Hartford Select MidCap Value Fund     C        1215   416648483   HFVCX

 48                                                    THE HARTFORD MUTUAL FUNDS

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

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

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

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Select MidCap Growth Fund did not commence operations until January 1, 2005, and Select MidCap Value Fund did not commence operations until April 29, 2005. Therefore, the funds have not yet delivered annual or semi-annual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge, on the funds' website at www.hartfordinvestor.com. The funds will make available their annual/semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the current SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589